UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Absolute Capital Opportunities Fund

Institutional Shares (CAPOX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about Absolute Capital Opportunities Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.  You can find additional information about the Fund at https://absoluteadvisers.com/absfunds/absolute_capital_opportunities_fund_capox/#fundliterture. You can also request this information by contacting us at (888) 992-2765.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$149	1.48%

How did the Fund perform during the reporting period?

The Absolute Capital Opportunities Fund returned 0.98% for the period. By comparison, the S&P 500 Index returned 8.25%. Additionally, the HFRX Equity Hedge Index returned 4.51% and the S&P 500 Index returned 8.25%.

The Fund maintained significant index hedges throughout the period against its long individual company equity portfolio. These hedges are not an attempt to time the market or anticipate an equity correction. Rather, the hedges create relative value opportunities with the ability to adjust positioning should markets re-price with greater absolute value.

Remaining significantly hedged over the period did limit returns as broad equity markets finished higher. The positioning was helpful as markets declined in the first quarter of 2025 in response to potential new economic policies. In Q1 2025, the Absolute Capital Opportunities Fund was up 1.73% while the S&P 500 Index was down 4.28%. The HFRX Equity Hedge Index was up 0.22% for the quarter.

How has the Fund performed since inception?

Total Return Based on $25,000 Investment

	Absolute Capital Opportunities Fund - Institutional Shares	HFRX Equity Hedge Index	S&P 500® Index
Dec-2015	$25,000	$25,000	$25,000
Mar-2016	$25,525	$24,223	$25,099
Mar-2017	$27,425	$25,654	$29,409
Mar-2018	$31,300	$27,795	$33,523
Mar-2019	$30,743	$26,367	$36,707
Mar-2020	$31,812	$23,879	$34,146
Mar-2021	$33,534	$29,582	$53,387
Mar-2022	$31,831	$32,221	$61,740
Mar-2023	$30,096	$31,537	$56,968
Mar-2024	$33,398	$34,582	$73,991
Mar-2025	$33,726	$36,142	$80,097

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 30, 2015)
Absolute Capital Opportunities Fund - Institutional Shares	0.98%	1.18%	3.29%
HFRX Equity Hedge Index	4.51%	8.64%	4.06%
S&P 500® Index	8.25%	18.59%	13.41%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
17.2%
Money Market Funds
15.4%
Financials
15.4%
Consumer Discretionary
10.3%
Communications
9.3%
Industrials
9.1%
Consumer Staples
6.5%
Health Care
5.0%
Energy
4.6%
Materials
1.8%
Options Purchased
3.8%
Other Assets in Excess of Liabilities
1.6%

Value	Value
Other Assets in Excess of Liabilities	1.6%
Options Purchased	3.8%
Materials	1.8%
Energy	4.6%
Health Care	5.0%
Consumer Staples	6.5%
Industrials	9.1%
Communications	9.3%
Consumer Discretionary	10.3%
Financials	15.4%
Money Market Funds	15.4%
Technology	17.2%

Fund Statistics

  Net Assets$55,990,286
  Number of Portfolio Holdings51
  Advisory Fee (net of waivers)$688,936
  Portfolio Turnover23%

Material Fund Changes

No material changes occurred during the year ended March 31, 2025.

Absolute Capital Opportunities Fund - Institutional Shares (CAPOX)

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://absoluteadvisers.com/absfunds/absolute_capital_opportunities_fund_capox/#fundliterture), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-CAPOX

Absolute CEF Opportunities

Institutional Shares (ACEFX)

(formerly Absolute Strategies Fund)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about Absolute CEF Opportunities (the “Fund”) for the period of April 1, 2024 to March 31, 2025.  You can find additional information about the Fund at https://absoluteadvisers.com/the_absolute_strategies_fund_asfix/#fundliterture. You can also request this information by contacting us at (888) 992-2765. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$258	2.66%

How did the Fund perform during the reporting period?

On October 22, 2024, the Absolute Strategies Fund changed its name to Absolute CEF Opportunities and commenced pursuing the Fund’s investment objective by primarily investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in publicly traded closed-end funds (“CEFs”), including buying securities issued by CEFs, or selling short CEF securities. Prior to the strategy change, the Absolute Strategies Fund returned -6.43% from March 31, 2024 to October 22, 2024. By comparison, the S&P 500 returned 12.20% over that time. For this specific period, the Fund maintained a net short bias which impacted returns as the broader equity markets rallied significantly. Since the strategy change on October 22, 2024 through March 31, 2025, the Fund generated a 0.93% return. By comparison, the S&P 500 returned -3.53% over this period. The new strategy maintained a net long bias in a mix of equity and fixed-income closed end funds. The strategy focuses on special situations within the closed-end space such as mergers, tender offers, rights offerings, and fund liquidations, which were the main drivers of performance.

How has the Fund performed over the last ten years?

Total Return Based on $25,000 Investment

	Absolute CEF Opportunities - Institutional Shares	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	HFRX Global Hedge Fund Index	MSCI World Index
Mar-2015	$25,000	$25,000	$25,000	$25,000	$25,000
Mar-2016	$25,512	$25,446	$25,490	$23,161	$24,137
Mar-2017	$24,644	$29,815	$25,602	$24,596	$27,701
Mar-2018	$23,546	$33,987	$25,910	$25,384	$31,466
Mar-2019	$22,787	$37,215	$27,071	$24,542	$32,729
Mar-2020	$23,594	$34,618	$29,490	$24,202	$29,328
Mar-2021	$22,186	$54,125	$29,699	$28,111	$45,175
Mar-2022	$20,420	$62,594	$28,466	$28,377	$49,747
Mar-2023	$20,218	$57,756	$27,104	$27,498	$46,254
Mar-2024	$19,082	$75,015	$27,565	$29,065	$57,868
Mar-2025	$18,021	$81,205	$28,910	$30,003	$61,941

Average Annual Total Returns

	1 Year	5 Years	10 Years
Absolute CEF Opportunities - Institutional Shares	-5.56%	-5.25%	-3.22%
S&P 500® Index	8.25%	18.59%	12.50%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
HFRX Global Hedge Fund Index	3.23%	4.39%	1.84%
MSCI World Index	7.04%	16.13%	9.50%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Closed End Funds
88.4%
Money Market Funds
4.4%
Mutual Funds
4.5%
Other Assets in Excess of Liabilities
2.7%

Value	Value
Other Assets in Excess of Liabilities	2.7%
Mutual Funds	4.5%
Money Market Funds	4.4%
Closed End Funds	88.4%

Fund Statistics

  Net Assets$5,977,691
  Number of Portfolio Holdings50
  Advisory Fee (net of waivers)$0
  Portfolio Turnover169%

Material Fund Changes

This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus dated October 22, 2024, which is available at https://absoluteadvisers.com/the_absolute_strategies_fund_asfix/#fundliterture or upon request at (888) 992-2765.

Effective October 22, 2024, Absolute Strategies Fund changed its name to Absolute CEF Opportunities and revised its principal investment strategy. The changes to the principal investment strategy reflect that the Fund is taking a fund-of-funds approach, rather than investing through sub-advisers, and will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in publicly traded closed-end funds (“CEFs”), including buying securities issued by CEFs, or selling short CEF securities.

Absolute CEF Opportunities - Institutional Shares (ACEFX)

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://absoluteadvisers.com/the_absolute_strategies_fund_asfix/#fundliterture), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-ACEFX

Absolute Convertible Arbitrage Fund

Institutional Shares (ARBIX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about Absolute Convertible Arbitrage Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.  You can find additional information about the Fund at https://absoluteadvisers.com/absfunds/absolute_convertible_arbitrage_fund_arbix/#fundliterture. You can also request this information by contacting us at (888) 992-2765.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$147	1.41%

How did the Fund perform during the reporting period?

The Absolute Convertible Arbitrage Fund returned 7.38% for the period. By comparison, the S&P 500 Index returned 8.25% and the HFRX Convertible Arbitrage Index returned 5.85%.

The Fund’s performance for the period aligned with expectations, given the prevailing interest rate and credit environment. Interest rates remained elevated over prior years allowing the Fund to generate meaningful return from the long bond exposure and short proceeds. Credit spreads narrowed moderately but remained at levels that provided a considerate return driver for the Fund. Security selection aided returns as convertible bond valuations fluctuated. Equity volatility remained low for most of the period but picked up in Q1 2025. Investors grappled with both the rise of artificial intelligence and new tariff policies and the potential impact on individual company performance.

Looking ahead, convertible arbitrage remains well-positioned. The convertible market is well balanced among credit trades, total return trades, and in-the-money volatility trades. Strong issuance trends are expected to persist, bolstered by ongoing refinancings and a large maturity wall for convertibles through 2026. Convertibles offer compelling opportunity amidst wider spreads compared to high yield bonds.

How has the Fund performed over the last ten years?

Total Return Based on $25,000 Investment

	Absolute Convertible Arbitrage Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index	HFRX Fixed Income Convertible Arbitrage Index	S&P 500® Index
Mar-2015	$25,000	$25,000	$25,000	$25,000
Mar-2016	$23,811	$25,490	$24,326	$25,446
Mar-2017	$27,034	$25,602	$26,658	$29,815
Mar-2018	$28,641	$25,910	$27,913	$33,987
Mar-2019	$29,773	$27,071	$27,874	$37,215
Mar-2020	$30,124	$29,490	$27,437	$34,618
Mar-2021	$34,075	$29,699	$27,412	$54,125
Mar-2022	$34,460	$28,466	$33,445	$62,594
Mar-2023	$34,908	$27,104	$31,475	$57,756
Mar-2024	$37,083	$27,565	$34,180	$75,015
Mar-2025	$39,818	$28,910	$36,179	$81,205

Average Annual Total Returns

	1 Year	5 Years	10 Years
Absolute Convertible Arbitrage Fund - Institutional Shares	7.38%	5.74%	4.76%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
HFRX Fixed Income Convertible Arbitrage Index	5.85%	5.69%	3.77%
S&P 500® Index	8.25%	18.59%	12.50%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 31.3%
Health Care 16.0%
Industrials 14.4%
Money Market Funds 11.8%
Consumer Discretionary 6.0%
Communications 3.5%
Mutual Funds 2.6%
Financials 2.4%
Consumer Staples 2.5%
Energy 2.1%
Materials 2.0%
Utilities 1.2%
Real Estate 0.3%
Other Assets in Excess of Liabilities 3.9%

Value	Value
Other Assets in Excess of Liabilities	3.9%
Real Estate	0.3%
Utilities	1.2%
Materials	2.0%
Energy	2.1%
Consumer Staples	2.5%
Financials	2.4%
Mutual Funds	2.6%
Communications	3.5%
Consumer Discretionary	6.0%
Money Market Funds	11.8%
Industrials	14.4%
Health Care	16.0%
Technology	31.3%

Fund Statistics

  Net Assets$1,110,343,775
  Number of Portfolio Holdings217
  Advisory Fee (net of waivers)$10,170,485
  Portfolio Turnover25%

Material Fund Changes

No material changes occurred during the year ended March 31, 2025.

Absolute Convertible Arbitrage Fund - Institutional Shares (ARBIX)

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://absoluteadvisers.com/absfunds/absolute_convertible_arbitrage_fund_arbix/#fundliterture), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-ARBIX

Absolute Convertible Arbitrage Fund

Investor Shares (ARBOX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about Absolute Convertible Arbitrage Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.  You can find additional information about the Fund at https://absoluteadvisers.com/absfunds/absolute_convertible_arbitrage_fund_arbix/#fundliterture. You can also request this information by contacting us at (888) 992-2765.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$173	1.67%

How did the Fund perform during the reporting period?

The Absolute Convertible Arbitrage Fund returned 7.13% for the period. By comparison, the S&P 500 Index returned 8.25% and the HFRX Convertible Arbitrage Index returned 5.85%.

The Fund’s performance for the period aligned with expectations, given the prevailing interest rate and credit environment. Interest rates remained elevated over prior years allowing the Fund to generate meaningful return from the long bond exposure and short proceeds. Credit spreads narrowed moderately but remained at levels that provided a considerate return driver for the Fund. Security selection aided returns as convertible bond valuations fluctuated. Equity volatility remained low for most of the period but picked up in Q1 2025. Investors grappled with both the rise of artificial intelligence and new tariff policies and the potential impact on individual company performance.

Looking ahead, convertible arbitrage remains well-positioned. The convertible market is well balanced among credit trades, total return trades, and in-the-money volatility trades. Strong issuance trends are expected to persist, bolstered by ongoing refinancings and a large maturity wall for convertibles through 2026. Convertibles offer compelling opportunity amidst wider spreads compared to high yield bonds.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Absolute Convertible Arbitrage Fund - Investor Shares	Bloomberg U.S. Aggregate Bond Index	HFRX Fixed Income Convertible Arbitrage Index	S&P 500® Index
Feb-2021	$10,000	$10,000	$10,000	$10,000
Mar-2021	$9,947	$9,958	$9,912	$10,390
Mar-2022	$10,033	$9,544	$12,093	$12,015
Mar-2023	$10,135	$9,088	$11,381	$11,087
Mar-2024	$10,746	$9,242	$12,359	$14,399
Mar-2025	$11,512	$9,693	$13,082	$15,588

Average Annual Total Returns

	1 Year	Since Inception (February 25, 2021)
Absolute Convertible Arbitrage Fund - Investor Shares	7.13%	3.50%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.76%
HFRX Fixed Income Convertible Arbitrage Index	5.85%	6.78%
S&P 500® Index	8.25%	11.45%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.9%
Real Estate	0.3%
Utilities	1.2%
Materials	2.0%
Energy	2.1%
Consumer Staples	2.5%
Financials	2.4%
Mutual Funds	2.6%
Communications	3.5%
Consumer Discretionary	6.0%
Money Market Funds	11.8%
Industrials	14.4%
Health Care	16.0%
Technology	31.3%

Fund Statistics

  Net Assets$1,110,343,775
  Number of Portfolio Holdings217
  Advisory Fee (net of waivers)$10,170,485
  Portfolio Turnover25%

Material Fund Changes

No material changes occurred during the year ended March 31, 2025.

Absolute Convertible Arbitrage Fund - Investor Shares (ARBOX)

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://absoluteadvisers.com/absfunds/absolute_convertible_arbitrage_fund_arbix/#fundliterture), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-ARBOX

Absolute Flexible Fund

Institutional Shares (FLXIX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about Absolute Flexible Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.  You can find additional information about the Fund at https://absoluteadvisers.com/absfunds/flexible-fund/#fundliterture. You can also request this information by contacting us at (888) 992-2765.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$155	1.50%

How did the Fund perform during the reporting period?

The Absolute Flexible Fund returned 6.83% for the period. By comparison, the Bloomberg Aggregate Bond Index returned 4.88% and the S&P 500 Index returned 8.25%. Additionally, the Bloomberg U.S. Aggregate Bond Index returned 4.88%.

The Fund utilizes a flexible approach to investing in convertible bonds where the exposure can range from long only to partially hedged to fully delta hedged. Delta hedging attempts to remove the equity sensitivity from the convertible bonds.

The Fund was positioned with significant net long exposure throughout the period. Contributors were well dispersed with over 90% of the individual trades generating a positive return. Individual return drivers ranged from merger and acquisition activity to credit spread tightening to positive financial results fueling upside equity sensitivity in the convertible bonds.

How has the Fund performed since inception?

Total Return Based on $25,000 Investment

	Absolute Flexible Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Jun-2022	$25,000	$25,000	$25,000
Mar-2023	$26,342	$24,976	$27,495
Mar-2024	$27,965	$25,401	$35,711
Mar-2025	$29,877	$26,640	$38,657

Average Annual Total Returns

	1 Year	Since Inception (June 30, 2022)
Absolute Flexible Fund - Institutional Shares	6.83%	6.69%
Bloomberg U.S. Aggregate Bond Index	4.88%	2.34%
S&P 500® Index	8.25%	17.17%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
46.8%
Health Care
19.2%
Industrials
10.9%
Communications
10.7%
Financials
3.5%
Real Estate
2.3%
Money Market Funds
2.3%
Consumer Discretionary
1.7%
Other Assets in Excess of Liabilities
2.6%

Value	Value
Other Assets in Excess of Liabilities	2.6%
Consumer Discretionary	1.7%
Money Market Funds	2.3%
Real Estate	2.3%
Financials	3.5%
Communications	10.7%
Industrials	10.9%
Health Care	19.2%
Technology	46.8%

Fund Statistics

  Net Assets$28,902,421
  Number of Portfolio Holdings58
  Advisory Fee (net of waivers)$237,460
  Portfolio Turnover52%

Material Fund Changes

No material changes occurred during the year ended March 31, 2025.

Absolute Flexible Fund - Institutional Shares (FLXIX)

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://absoluteadvisers.com/absfunds/flexible-fund/#fundliterture), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-FLXIX

Absolute Select Value ETF

(ABEQ) NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about Absolute Select Value ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.  You can find additional information about the Fund at https://absoluteadvisers.com/absfunds/absolute_core_strategy_etf_abeq/#fundliterture. You can also request this information by contacting us at (833) 267-3383.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Absolute Select Value ETF	$91	0.85%

How did the Fund perform during the reporting period?

The Fund generated a 13.79% return for the period versus 8.25% for the S&P 500 Index. Notably, the Fund produced an 8.24% return in the first quarter of 2025 as markets became more volatile in reaction to new economic policies. The S&P 500 Index was down 4.28% in Q1 2025.

The Fund’s performance was driven by a concentrated equity portfolio of solid cash flow generating companies. We believe the Fund is well positioned for both absolute and relative performance should the market environment continue to reward these types of companies, as opposed to the speculative environment seen over much of the past decade.

Confronted by a concentrated market structure with a relentless passive bid, low interest rates, massive corporate share buybacks, and the reality that valuations hold little significance in the financial markets other than brief periods of credit stress, value investors such as the Fund have struggled, at times, to match broad market indices. Yet we believe opportunities exist outside of the herd. For investors who accept current market conditions but also remain committed to fundamentals, realism and patience are essential. This approach acknowledging personal constraints that limit participation in today’s market darling at any given time, while focusing on the universe of overlooked, high quality companies with compelling valuations.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Absolute Select Value ETF - NAV
S&P 500® Index
Russell 1000® Value Index
$20,000
$15,000
$10,000
$5,000
$0
$18,334
$15,338
$14,539
Jan-2020
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	Absolute Select Value ETF - NAV	S&P 500® Index	Russell 1000® Value Index
Jan-2020	$10,000	$10,000	$10,000
Mar-2020	$8,056	$7,816	$7,256
Mar-2021	$10,555	$12,220	$11,325
Mar-2022	$12,102	$14,132	$12,647
Mar-2023	$11,469	$13,040	$11,899
Mar-2024	$12,777	$16,936	$14,310
Mar-2025	$14,539	$18,334	$15,338

Average Annual Total Returns

	1 Year	5 Years	Since Inception (January 21, 2020)
Absolute Select Value ETF - NAV	13.79%	12.53%	7.47%
S&P 500® Index	8.25%	18.59%	12.38%
Russell 1000® Value Index	7.18%	16.15%	8.59%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (833) 267-3383 or visit https://absoluteadvisers.com/absfunds/absolute_core_strategy_etf_abeq/ for updated performance information.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.5%
Utilities	1.3%
Technology	2.0%
Industrials	2.5%
Communications	3.1%
Health Care	7.2%
Consumer Staples	10.2%
Financials	12.2%
Materials	16.5%
Energy	21.1%
U.S. Treasury Obligations	21.4%

Country Weighting (% of net assets)

Value	Value
Ireland	4.4%
United Kingdom	7.1%
Canada	15.3%
United States	70.7%

Fund Statistics

  Net Assets$97,001,158
  Number of Portfolio Holdings27
  Advisory Fee (net of waivers)$520,900
  Portfolio Turnover20%

Material Fund Changes

No material changes occurred during the year ended March 31, 2025.

Absolute Select Value ETF (ABEQ)

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://absoluteadvisers.com/absfunds/absolute_core_strategy_etf_abeq/#fundliterture), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-ABEQ

Dean Equity Income Fund

 (DAEIX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about Dean Equity Income Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.  You can find additional information about the Fund at https://funddocs.filepoint.com/deanmutual/. You can also request this information by contacting us at (888) 899-8343.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dean Equity Income Fund	$74	0.70%

How did the Fund perform during the reporting period?

The Fund ( “DAEIX”) returned +10.28%, compared with +7.82% for its primary benchmark, the Russell 1000® Index and 7.18% for the Russell 1000® Value Index, for the fiscal year ended March 31, 2025.

Broad market factors were a tailwind to Fund performance. The portfolio’s lower price sensitivity and volatility as well as higher dividend yield were strong contributors to relative returns.

The Fund’s best-performing sector relative to the benchmark was Utilities. Both allocation and stock selection were additive with the Fund’s largest overweight sector having the highest return in the period, and all Utility holdings outperforming the benchmark. The Fund’s second best-performing sector relative to the benchmark was Energy. The Fund’s portfolio stock selection was additive to performance with Kinder Morgan (KMI) up 63.7% in the period.

The Fund’s worst-performing sector relative to the benchmark was Financials. Allocation and stock selection within Financials were negative in the period, as the Fund was underweight in the strong Financials sector. The second worst-performing sector relative to the benchmark was Communications. The principal driver of weakness in Communications was security selection.

Top-contributing stocks to Fund performance during the period were Philip Morris International, Inc. (PM) and WEC Energy Group, Inc. (WEC). PM revenues were higher than expected with the advance driven principally by favorable pricing along with higher volumes of smoke-free products. WEC has benefited from the stock market’s shift to favoring dividend yield and value.

The largest detracting stocks relative to the benchmark were Merck & Co., Inc. (MRK) and T. Rowe Price Group, Inc. (TROW). MRK was down despite reported earnings per share beating expectations. MRK cut full-year revenue guidance and profitability due to weaker HPV vaccine sales. TROW outflows continued, though at a decreasing rate. TROW ran into some performance issues with larger growth-oriented strategies as the market shifted away from growth toward value in the period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Dean Equity Income Fund
Russell 1000® Index
Russell 1000® Value Index
$15,000
$10,000
$5,000
$0
$14,458
$12,681
$11,640
Nov-2022
Mar-2023
Mar-2024
Mar-2025

	Dean Equity Income Fund	Russell 1000® Index	Russell 1000® Value Index
Nov-2022	$10,000	$10,000	$10,000
Mar-2023	$9,734	$10,325	$9,838
Mar-2024	$10,555	$13,409	$11,831
Mar-2025	$11,640	$14,458	$12,681

Average Annual Total Returns

	1 Year	Since Inception (November 22, 2022)
Dean Equity Income Fund	10.28%	6.67%
Russell 1000® Index	7.82%	16.96%
Russell 1000® Value Index	7.18%	10.62%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$81,703,425
Number of Portfolio Holdings	49
Advisory Fee (net of waivers)	$358,024
Portfolio Turnover	17%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Staples 14.5%
Financials 13.9%
Utilities 13.3%
Real Estate 9.5%
Health Care 9.2%
Industrials 8.8%
Energy 7.8%
Technology 6.0%
Communications 5.6%
Materials 4.8%
Consumer Discretionary 3.7%
Other Assets in Excess of Liabilities 2.9%

Value	Value
Other Assets in Excess of Liabilities	2.9%
Consumer Discretionary	3.7%
Materials	4.8%
Communications	5.6%
Technology	6.0%
Energy	7.8%
Industrials	8.8%
Health Care	9.2%
Real Estate	9.5%
Utilities	13.3%
Financials	13.9%
Consumer Staples	14.5%

Material Fund Changes

No material changes occurred during the year ended March 31, 2025.

Dean Equity Income Fund -  (DAEIX)

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funddocs.filepoint.com/deanmutual/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-DAEIX

Dean Mid Cap Value Fund

 (DALCX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about Dean Mid Cap Value Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.  You can find additional information about the Fund at https://funddocs.filepoint.com/deanmutual/. You can also request this information by contacting us at (888) 899-8343.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dean Mid Cap Value Fund	$89	0.85%

How did the Fund perform during the reporting period?

The Fund returned +8.70%, compared to +7.22% for its primary benchmark, the Russell 3000® Index and 2.27% for the Russell Midcap® Value Index, for the fiscal year ended March 31, 2025.

The Fund benefited from favorable macro factors relative to the benchmark. The Fund was underweight in stocks with high price volatility (beta) and high earnings variability and held benchmark weight in stocks with higher profitability.

The Fund’s best-performing sectors relative to the benchmark were Utilities and Health Care. These sectors outperformed due to strong performance of owned stocks as well as being overweight Utilities and underweight Health Care relative to the benchmark.

The Fund’s worst-performing sectors relative to the benchmark were Financials and Technology. Financials underperformed due to the Fund’s holdings, particularly in the Insurance and Banks industry groups, lagging behind the benchmark. The Fund’s overweight to the Financials sector also added to performance. Technology’s underperformance was driven by the Fund’s holdings in the Technology Hardware & Equipment industry group. This was partially offset by being underweight a sector that underperformed the benchmark.

Pilgrim’s Pride Corp. (PPC) was the largest contributing stock. PPC, the second-largest chicken producer in the U.S. and Mexico, benefited from improving margins due to low supply, lower input costs, and strong sales volumes. The second-largest contributor to Fund performance was Entergy Corp. (ETR), a regulated utility serving Louisiana, Arkansas, Texas, and Mississippi, which saw future growth estimates rise due to a new power customer.

The largest detractors from Fund performance were Lamb Weston Holdings, Inc. (LW) and Regal Rexnord Corp. (RRX). LW, a producer of frozen potato products, primarily French fries, suffered from declining demand as restaurants sales slowed, along with weak pricing due to new market capacity. RRX, a manufacturer of powertrain solutions and motion control products, was negatively impacted by weak industrial end markets and tariff concerns.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dean Mid Cap Value Fund
Russell 3000® Index
Russell Midcap® Index
Russell Midcap® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$30,515
$24,008
$23,296
$20,833
Mar-2015
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	Dean Mid Cap Value Fund	Russell 3000® Index	Russell Midcap® Index	Russell Midcap® Value Index
Mar-2015	$10,000	$10,000	$10,000	$10,000
Mar-2016	$10,217	$9,966	$9,596	$9,661
Mar-2017	$12,019	$11,766	$11,230	$11,576
Mar-2018	$12,955	$13,392	$12,600	$12,328
Mar-2019	$13,357	$14,566	$13,415	$12,685
Mar-2020	$10,414	$13,236	$10,959	$9,624
Mar-2021	$16,635	$21,513	$19,029	$16,722
Mar-2022	$18,501	$24,078	$20,346	$18,638
Mar-2023	$18,410	$22,012	$18,559	$16,920
Mar-2024	$22,087	$28,460	$22,707	$20,371
Mar-2025	$24,008	$30,515	$23,296	$20,833

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dean Mid Cap Value Fund	8.70%	18.18%	9.15%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell Midcap® Index	2.59%	16.28%	8.82%
Russell Midcap® Value Index	2.27%	16.70%	7.62%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$179,700,465
Number of Portfolio Holdings	59
Advisory Fee (net of waivers)	$984,578
Portfolio Turnover	34%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
16.9%
Industrials
13.2%
Utilities
11.6%
Consumer Staples
10.3%
Consumer Discretionary
9.5%
Health Care
9.4%
Technology
8.1%
Real Estate
7.7%
Energy
4.5%
Materials
3.3%
Communications
2.9%
Other Assets in Excess of Liabilities
2.6%

Value	Value
Other Assets in Excess of Liabilities	2.6%
Communications	2.9%
Materials	3.3%
Energy	4.5%
Real Estate	7.7%
Technology	8.1%
Health Care	9.4%
Consumer Discretionary	9.5%
Consumer Staples	10.3%
Utilities	11.6%
Industrials	13.2%
Financials	16.9%

Material Fund Changes

No material changes occurred during the year ended March 31, 2025.

Dean Mid Cap Value Fund -  (DALCX)

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funddocs.filepoint.com/deanmutual/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-DALCX

Dean Small Cap Value Fund

 (DASCX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about Dean Small Cap Value Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.  You can find additional information about the Fund at https://funddocs.filepoint.com/deanmutual/. You can also request this information by contacting us at (888) 899-8343.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dean Small Cap Value Fund	$114	1.15%

How did the Fund perform during the reporting period?

The Fund returned -2.26%, compared to 7.22% for the Fund’s benchmark, the Russell 3000® Index and -3.12% for the Russell 2000® Index, for the year ended March 31, 2025. The underperformance relative to the required listing of the Russell 3000 Index® is due to small cap value stocks significantly underperforming large cap growth stocks.

The macro factor backdrop provided a tailwind as the Fund benefited from greater exposure to stocks with low price volatility, which tend to perform better in declining markets.

The Fund’s best-performing sectors relative to the benchmark were Energy and Industrials. The Fund outperformed in the Energy sector relative to the benchmark by being underweight to this underperforming sector while also benefiting from better-than-benchmark stock selection. The Fund’s outperformance in Industrials relative to the benchmark was driven by superior stock selection in the Capital Goods industry.

The Fund’s worst-performing sectors were Consumer Discretionary and Financials. The Fund underperformed in Consumer Discretionary relative to the benchmark due to below-benchmark stock selection, as its holdings grappled with potential tariffs. The Fund’s underperformance also stemmed from being underweight to the outperforming Financials sector.

The top-contributing stocks to Fund performance were ESCO Technologies (ESE) and Air Transport Services Group (ATSG). ESE, a manufacturer of highly engineered products serving diverse end markets, reported strong earnings with increased sales and margins across all business segments. ATSG, which provides cargo aircraft leasing, aircraft maintenance services, and niche airline operations, was acquired by private equity firm Stonepeak.

The stocks that detracted the most from Fund performance were Carter’s Inc (CRI) and Columbus McKinnon (CMCO). CRI, a marketer of baby and young children’s apparel, reported weak earnings due to continued margin pressure while also facing higher tariff costs. CMCO, a manufacturer of material handling systems for commercial and industrial markets, reported weaker-than-expected earnings and announced a large acquisition that will increase leverage on its balance sheet.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dean Small Cap Value Fund
Russell 2000® Index
Russell 2000® Value Index
Russell 3000® Index
$40,000
$30,000
$20,000
$10,000
$0
$30,515
$18,417
$18,033
$16,995
Mar-2015
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	Dean Small Cap Value Fund	Russell 2000® Index	Russell 2000® Value Index	Russell 3000® Index
Mar-2015	$10,000	$10,000	$10,000	$10,000
Mar-2016	$9,727	$9,024	$9,228	$9,966
Mar-2017	$12,029	$11,390	$11,938	$11,766
Mar-2018	$12,220	$12,733	$12,550	$13,392
Mar-2019	$12,211	$12,994	$12,572	$14,566
Mar-2020	$8,286	$9,877	$8,845	$13,236
Mar-2021	$15,439	$19,245	$17,429	$21,513
Mar-2022	$16,671	$18,131	$18,008	$24,078
Mar-2023	$17,486	$16,027	$15,675	$22,012
Mar-2024	$17,387	$19,186	$18,615	$28,460
Mar-2025	$16,995	$18,417	$18,033	$30,515

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dean Small Cap Value Fund	-2.26%	15.45%	5.45%
Russell 2000® Index	-4.01%	13.27%	6.30%
Russell 2000® Value Index	-3.12%	15.31%	6.07%
Russell 3000® Index	7.22%	18.18%	11.80%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$181,111,550
Number of Portfolio Holdings	73
Advisory Fee	$1,934,455
Portfolio Turnover	114%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials 21.9%
Financials 21.0%
Consumer Discretionary 13.6%
Technology 10.4%
Utilities 8.9%
Energy 6.5%
Consumer Staples 5.1%
Real Estate 4.4%
Health Care 3.4%
Materials 2.8%
Communications 1.2%
Other Assets in Excess of Liabilities 0.8%

Value	Value
Other Assets in Excess of Liabilities	0.8%
Communications	1.2%
Materials	2.8%
Health Care	3.4%
Real Estate	4.4%
Consumer Staples	5.1%
Energy	6.5%
Utilities	8.9%
Technology	10.4%
Consumer Discretionary	13.6%
Financials	21.0%
Industrials	21.9%

Material Fund Changes

No material changes occurred during the year ended March 31, 2025.

Dean Small Cap Value Fund -  (DASCX)

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funddocs.filepoint.com/deanmutual/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-DASCX

(b)	Not applicable

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.

(a)(2)	Freddie Jacobs, Jr. is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

Dean Funds:	FY 2025	$45,900
	FY 2024	$44,400

Absolute Core Strategy ETF	FY 2025	$19,000
	FY 2024	$18,500

Absolute Funds	FY 2025	$95,000
	FY 2024	$74,000

(b)	Audit-Related Fees

Dean Funds:	FY 2025	$0
	FY 2024	$0

Absolute Core Strategy ETF	FY 2025	$0
	FY 2024	$0

Absolute Funds	FY 2025	$0
	FY 2024	$0

(c)	Tax Fees

Dean Funds:	FY 2025	$9,900
	FY 2024	$9,900

Absolute Core Strategy ETF	FY 2025	$3,300
	FY 2024	$3,300

Absolute Funds	FY 2025	$16,500
	FY 2024	$13,200

Nature of the fees:	Preparation of the 1120 RIC and Excise review

(d)	All Other Fees

Dean Funds:	FY 2025	$0
	FY 2024	$0

Absolute Core Strategy ETF	FY 2025	$0
	FY 2024	$0

Absolute Funds	FY 2025	$0
	FY 2024	$0

(e)	(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	During audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2024	$0	$0
FY 2023	$0	$0

(h)	Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Companies.

Certain series of the registrant that appear in the shareholder report included in Item 1 are listed issuers as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and have a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The audit committee consists of Daniel J. Condon, Freddie Jacobs, Jr. and Ronald C. Tritschler.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Absolute CEF Opportunities

(formerly Absolute Strategies Fund)

Absolute Capital Opportunities Fund

Absolute Convertible Arbitrage Fund

Absolute Flexible Fund

Annual Financial Statements and

Additional Information

March 31, 2025

Fund Adviser:

Absolute Investment Advisers LLC

82 South Barrett Square, Unit 4G

Rosemary Beach, FL 32461

1-888-992-2765

Absolute CEF Opportunities (formerly Absolute Strategies Fund)

Schedule of Investments

March 31, 2025

	Shares	Fair Value
Closed End Funds — 88.38%
abrdn Emerging Markets ex China Fund, Inc.(a)	28,909	$143,389
abrdn Global Dynamic Dividend Fund	11,600	115,536
abrdn Income Credit Strategies Fund(a)	49,447	291,243
abrdn Life Sciences Investors	11,678	148,194
abrdn Total Dynamic Dividend Fund	13,700	114,943
Advent Convertible and Income Fund(a)	22,600	260,578
BlackRock Health Sciences Term Trust	36,958	550,674
BlackRock Income Trust, Inc.(a)	5,260	62,331
BlackRock Innovation and Growth Term Trust	122,951	769,673
BlackRock Science and Technology Term Trust(a)	5,636	99,983
Destra Multi-Alternative Fund(a)	25,200	213,696
Eaton Vance California Municipal Bond Fund(a)	5,300	49,131
First Trust Specialty Finance and Financial Opportunities Fund(a)	8,618	37,057
Gabelli Healthcare & WellnessRx Trust (The)	9,591	96,677
Invesco® Advantage Municipal Income Trust II(a)	5,400	46,116
Invesco® Municipal Opportunity Trust(a)	4,900	46,501
Invesco® Municipal Trust(a)	4,900	47,285
Invesco® Quality Municipal Income Trust(a)	4,800	46,464
Invesco® Trust for Investment Grade Municipals(a)	4,700	46,812
Lazard Global Total Return and Income Fund, Inc.	253	3,899
Neuberger Berman Real Estate Securities Income Fund, Inc.	35,500	117,150
Nuveen Core Plus Impact Fund(a)	8,110	86,696
Nuveen Credit Strategies Income Fund	50	269
Nuveen Floating Rate Income Fund(a)	14,100	119,427
Nuveen Multi-Asset Income Fund(a)	11,900	143,038
Nuveen Nasdaq 100 Dynamic Overwrite Fund	2,390	56,763
NYLI CBRE Global Infrastructure Megatrends Term Fund(a)	909	12,099
RiverNorth Flexible Municipal Income Fund II, Inc.(a)	17,501	234,863
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.(a)	1,565	13,428
Saba Capital Income & Opportunities Fund(a)	30,092	233,514
Virtus Total Return Fund, Inc.(a)	49,377	294,780
Voya Asia Pacific High Dividend Equity Income Fund(a)	16,000	98,720
Voya Emerging Markets High Dividend Equity Fund(a)	19,133	102,170
Western Asset Global High Income Fund, Inc.(a)	40,114	265,153
Western Asset High Income Fund II, Inc.(a)	61,500	257,070
XAI Madison Equity Premium Income Fund(a)	9,400	57,622

Total Closed End Funds (Cost $5,534,402)		5,282,944

Mutual Funds — 4.52%
T. Rowe Price High Yield Fund, Inc., Investor Class	46,085	270,057

Total Mutual Funds (Cost $267,521)		270,057

See accompanying notes which are an integral part of these financial statements.

Absolute CEF Opportunities (formerly Absolute Strategies Fund)

Schedule of Investments (continued)

March 31, 2025

	Shares	Fair Value
Rights — 0.00%
Nuveen Credit Strategies Income Fund	50	$2

Total Rights (Cost $2)		2

Money Market Funds — 4.36%
First American Treasury Obligations Fund, Class X, 4.26%(b)	253,899	253,899

Total Money Market Funds (Cost $253,899)		253,899

Total Investments — 97.26% (Cost $6,055,824)		5,806,902

Other Assets in Excess of Liabilities — 2.74%		170,789

Net Assets — 100.00%		$5,977,691

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.

See accompanying notes which are an integral part of these financial statements.

Absolute CEF Opportunities (formerly Absolute Strategies Fund)

Schedule of Securities Sold Short

March 31, 2025

	Shares	Fair Value
Closed End Funds — Short — (2.28)%
Ares Dynamic Credit Allocation Fund, Inc.	(809)	$(11,423)
PIMCO Strategic Income Fund, Inc.	(20,000)	(125,000)

Total Closed End Funds — Short (Proceeds Received $132,820)		(136,423)

Exchange-Traded Funds — Short — (42.98)%
Health Care Select Sector SPDR® Fund	(700)	(102,207)
Invesco® CEF Income Composite ETF	(6,500)	(122,525)
Invesco® QQQ Trust, Series 1	(1,390)	(651,799)
iShares® Core U.S. Aggregate Bond ETF	(4,200)	(415,464)
iShares® Global Infrastructure ETF	(4,500)	(246,015)
iShares® MSCI Emerging Markets ETF	(4,500)	(196,650)
iShares® Nasdaq Biotechnology ETF	(4,400)	(562,760)
iShares® Russell Mid-Cap Growth ETF	(1,500)	(176,235)
iShares® U.S. Real Estate ETF	(1,000)	(95,750)

Total Exchange-Traded Funds — Short (Proceeds Received $2,645,655)		(2,569,405)

Total Securities Sold Short — (45.26)% (Proceeds Received $2,778,475)		(2,705,828)

ETF – Exchange-Traded Fund

SPDR – Standard & Poor’s Depository Receipt

See accompanying notes which are an integral part of these financial statements.

Absolute Capital Opportunities Fund

Schedule of Investments

March 31, 2025

	Shares	Fair Value
Common Stocks — 79.21%
Communications — 9.31%
Alphabet, Inc., Class A(a)	10,893	$1,684,494
Meta Platforms, Inc., Class A(a)	3,604	2,077,201
Universal Music Group NV - ADR	105,825	1,451,919
		5,213,614
Consumer Discretionary — 10.31%
Amazon.com, Inc.(a)(b)	14,495	2,757,819
CarMax, Inc.(a)(b)	16,293	1,269,550
Carvana Co.(b)	1,000	209,080
Fisker, Inc.(b)	7,480	5
Hasbro, Inc.	8,466	520,575
Lowe’s Companies, Inc.	4,351	1,014,784
		5,771,813
Consumer Staples — 6.48%
Dollar Tree, Inc.(b)	16,299	1,223,566
Philip Morris International, Inc.	15,139	2,403,013
		3,626,579
Energy — 4.58%
Berkshire Hathaway, Inc., Class B(a)(b)	3,921	2,088,246
Occidental Petroleum Corp.	9,695	478,545
		2,566,791
Financials — 15.37%
American Express Co.(a)	2,935	789,662
Aon PLC, Class A	3,412	1,361,695
Charles Schwab Corp. (The)	27,366	2,142,210
Intercontinental Exchange, Inc.	11,038	1,904,055
Visa, Inc., Class A	6,863	2,405,207
		8,602,829
Health Care — 5.02%
Becton, Dickinson and Co.	7,540	1,727,113
Thermo Fisher Scientific, Inc.	2,175	1,082,280
		2,809,393
Industrials — 9.11%
Ashtead Group PLC - ADR	2,740	594,580
Hayward Holdings, Inc.(b)	32,830	456,994
Jacobs Solutions, Inc.	12,142	1,467,847
Keysight Technologies, Inc.(b)	8,807	1,319,024
PACCAR, Inc.	12,974	1,263,278
		5,101,723
Materials — 1.78%
PPG Industries, Inc.	9,136	999,022

See accompanying notes which are an integral part of these financial statements.

Absolute Capital Opportunities Fund

Schedule of Investments (continued)

March 31, 2025

	Shares	Fair Value
Common Stocks — 79.21% (continued)
Technology — 17.25%
Adobe, Inc.(b)	1,645	$630,907
Advanced Micro Devices, Inc.(b)	6,570	675,002
Amentum Holdings, Inc.(b)	34,557	628,937
Apple, Inc.(a)	8,252	1,833,017
Applied Materials, Inc.	4,945	717,618
Arista Networks, Inc.(b)	9,444	731,721
Fiserv, Inc.(b)	6,720	1,483,978
Microsoft Corp.	2,730	1,024,814
Motorola Solutions, Inc.	1,152	504,357
Oracle Corp.	5,405	755,673
Salesforce, Inc.	2,504	671,973
		9,657,997
Total Common Stocks (Cost $29,802,251)		44,349,761

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Call Options Purchased — 0.36%
SPDR S&P 500 ETF Trust	508	$28,417,012	$590.00	May 2025	$135,128
SPDR S&P 500 ETF Trust	559	31,269,901	600.00	May 2025	61,490
SPDR S&P 500 ETF Trust	435	24,333,465	620.00	April 2025	870
SPDR S&P 500 ETF Trust	828	46,317,492	630.00	April 2025	1,656

Total Call Options Purchased (Cost $1,312,716)					199,144

Put Options Purchased — 3.40%
Amazon.com, Inc.	52	989,352	230.00	September 2025	217,230
SPDR S&P 500 ETF Trust	609	34,066,851	540.00	May 2025	487,809
SPDR S&P 500 ETF Trust	1,117	62,483,863	550.00	May 2025	1,199,100

Total Put Options Purchased (Cost $1,004,346)					1,904,139

Total Options Purchased (Cost $2,317,062)					2,103,283

See accompanying notes which are an integral part of these financial statements.

Absolute Capital Opportunities Fund

Schedule of Investments (continued)

March 31, 2025

	Shares	Fair Value
Money Market Funds — 15.43%
First American Treasury Obligations Fund, Class X, 4.26%(c)	8,639,892	$8,639,892

Total Money Market Funds (Cost $8,639,892)		8,639,892

Total Investments — 98.40% (Cost $40,759,205)		55,092,936

Other Assets in Excess of Liabilities — 1.60%		897,350

Net Assets — 100.00%		$55,990,286

(a)	All or a portion of this security is held as collateral for written options. The value of the collateral held as of March 31, 2025 is $9,227,078.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2025.

ADR – American Depositary Receipt

ETF – Exchange-Traded Fund

SPDR – Standard & Poor’s Depository Receipt

See accompanying notes which are an integral part of these financial statements.

Absolute Capital Opportunities Fund

Schedule of Written Options

March 31, 2025

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options (3.42)%
Meta Platforms, Inc.	(12)	$(691,632)	$650.00	September 2025	$(42,840)
SPDR S&P 500 ETF Trust	(609)	(34,066,851)	555.00	August 2025	(1,874,198)

Total Written Call Options (Premiums Received $2,624,628)					(1,917,038)

Written Put Options (0.65)%
Amazon.com, Inc.	(52)	(989,352)	200.00	September 2025	(108,680)
Microsoft Corp.	(18)	(675,702)	425.00	June 2025	(91,935)
Nvidia Corp.	(74)	(802,012)	125.00	June 2025	(147,445)
Occidental Petroleum Corp.	(33)	(162,888)	55.00	June 2025	(20,130)

Total Written Put Options (Premiums Received $217,823)					(368,190)

Total Written Options (Premiums Received $2,842,451)					(2,285,228)

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund

Schedule of Investments

March 31, 2025

	Shares	Fair Value
Mutual Funds — 2.59%
Absolute Flexible Fund(a)	2,770,696	$28,787,532

Total Mutual Funds (Cost $28,028,392)		28,787,532

	Principal Amount
Convertible Bonds — 81.73%
Communications — 3.48%
AMC Networks, Inc., 4.25%, 2/15/2029(b)	$3,000,000	2,649,000
Applied Digital Corp., 2.75%, 6/1/2030(b)	6,000,000	5,235,000
AST SpaceMobile, Inc., 4.25%, 3/1/2032	6,500,000	7,642,375
Fiverr International Ltd., 6.25%, 11/1/2025	9,000,000	8,752,477
Magnite, Inc., 0.25%, 3/15/2026	6,500,000	6,214,000
Upwork, Inc., 0.25%, 8/15/2026	8,640,000	8,089,425
		38,582,277
Consumer Discretionary — 5.95%
Freshpet, Inc., 3.00%, 4/1/2028	5,000,000	7,080,000
GameStop Corp., 0.00%, 4/1/2030	10,000,000	10,465,000
LCI Industries, 1.13%, 5/15/2026	6,000,000	5,890,500
LCI Industries, 3.00%, 3/1/2030	4,500,000	4,429,687
Norwegian Cruise Lines Holdings Ltd., 1.13%, 2/15/2027	6,214,000	6,046,222
Patrick Industries, Inc., 1.75%, 12/1/2028	10,949,000	15,354,604
Wayfair, Inc., 3.25%, 9/15/2027	8,179,000	8,015,420
Winnebago Industries, Inc., 3.25%, 1/15/2030(b)	10,100,000	8,882,950
		66,164,383
Consumer Staples — 2.54%
Chefs’ Warehouse, Inc. (The), 2.38%, 12/15/2028	8,000,000	11,135,866
Post Holdings, Inc., 2.50%, 8/15/2027	7,500,000	8,958,750
Spectrum Brands, Inc., 3.38%, 6/1/2029(b)	8,500,000	8,095,785
		28,190,401
Energy — 2.05%
Fluence Energy, Inc., 2.25%, 6/15/2030(b)	6,000,000	3,545,963
Green Plains, Inc., 2.25%, 3/15/2027	9,112,000	7,620,086
Helix Energy Solutions Group, Inc., 9.75%, 3/1/2029(b)	7,500,000	8,011,110
Northern Oil and Gas, Inc., 3.63%, 4/15/2029	3,310,000	3,500,491
		22,677,650
Financials — 2.43%
Encore Capital Group, Inc., 4.00%, 3/15/2029	11,250,000	10,237,500
EZCORP, Inc., 3.75%, 12/15/2029(b)	8,000,000	11,828,000
WisdomTree Investments, Inc., 3.25%, 8/15/2029(b)	5,000,000	5,053,500
		27,119,000

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund

Schedule of Investments (continued)

March 31, 2025

	Principal Amount	Value
Convertible Bonds — 81.73% (continued)
Health Care — 15.94%
Accuray, Inc., 3.75%, 6/1/2026	$10,000,000	$9,193,750
Alphatec Holdings, Inc., 0.75%, 8/1/2026	3,000,000	2,987,302
Alphatec Holdings, Inc., 0.75%, 3/15/2030	3,000,000	2,858,334
ANI Pharmaceuticals, Inc., 2.25%, 9/1/2029(b)	11,473,000	12,884,179
Artivion, Inc., 4.25%, 7/1/2025	1,000,000	1,119,500
CONMED Corp., 2.25%, 6/15/2027	10,000,000	9,415,000
Enovis Corp., 3.88%, 10/15/2028	9,000,000	9,234,000
Exact Sciences Corp., 0.38%, 3/15/2027	10,725,000	9,872,362
Gossamer Bio, Inc., 5.00%, 6/1/2027	2,750,000	1,553,750
Halozyme Therapeutics, Inc., 1.00%, 8/15/2028	12,000,000	15,375,940
Inotiv, Inc., 3.25%, 10/15/2027	1,500,000	501,602
Integer Holdings Corp., 1.88%, 3/15/2030	19,000,000	19,247,000
iRhythm Technologies, Inc., 1.50%, 9/1/2029(b)	3,950,000	4,121,825
Jazz Pharmaceuticals PLC, 2.00%, 6/15/2026	6,000,000	6,232,500
Jazz Pharmaceuticals PLC, 3.13%, 9/15/2030(b)	2,500,000	2,783,750
Lantheus Holdings, Inc., 2.63%, 12/15/2027(b)	10,579,000	14,956,061
LeMaitre Vascular, Inc., 2.50%, 2/1/2030(b)	11,750,000	11,779,375
LivaNova PLC, 2.50%, 3/15/2029(b)	7,000,000	6,688,500
MannKind Corp., 2.50%, 3/1/2026	4,300,000	4,968,650
Merit Medical Systems, Inc., 3.00%, 2/1/2029(b)	13,000,000	17,712,500
Pacira BioSciences, Inc., 2.13%, 5/15/2029(b)	9,000,000	8,798,955
Repligen Corp., 1.00%, 12/15/2028	5,000,000	4,890,000
		177,174,835
Industrials — 14.42%
Advanced Energy Industries, Inc., 2.50%, 9/15/2028	10,000,000	10,271,974
Alarm.com Holdings, Inc., 5.68%, 1/15/2026	8,185,000	7,861,692
Alarm.com Holdings, Inc., 2.25%, 6/1/2029(b)	6,350,000	6,146,800
Astronics Corp., 5.50%, 3/15/2030	8,400,000	11,432,400
Fluor Corp., 1.13%, 8/15/2029	15,000,000	15,956,250
Granite Construction, Inc., 3.75%, 5/15/2028	5,000,000	8,590,500
Granite Construction, Inc., 3.25%, 6/15/2030	5,000,000	5,977,750
Greenbrier Companies, Inc. (The), 2.88%, 4/15/2028	12,795,000	14,204,369
Itron, Inc., 3.53%, 3/15/2026	9,000,000	9,276,750
Itron, Inc., 1.38%, 7/15/2030(b)	7,000,000	7,328,125
Mesa Laboratories, Inc., 1.38%, 8/15/2025	7,982,000	7,792,454
Middleby Corp. (The), 1.00%, 9/1/2025	4,100,000	4,951,570
OSI Systems, Inc., 2.25%, 8/1/2029(b)	11,976,000	14,606,610
Rocket Lab USA, Inc., 4.25%, 2/1/2029(b)	6,000,000	21,708,750
Tetra Tech, Inc., 2.25%, 8/15/2028	13,483,000	13,942,096
		160,048,090

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund

Schedule of Investments (continued)

March 31, 2025

	Principal Amount	Value
Convertible Bonds — 81.73% (continued)
Materials — 2.04%
B2Gold Corp., 2.75%, 2/1/2030	$2,500,000	$2,898,937
Century Aluminum Co., 2.75%, 5/1/2028	5,650,000	6,901,475
McEwen Mining, Inc., 5.25%, 8/15/2030	6,500,000	6,942,000
SSR Mining, Inc., 2.50%, 4/1/2039	6,000,000	6,004,500
		22,746,912
Real Estate — 0.33%
Redfin Corp., 0.50%, 4/1/2027	4,175,000	3,668,013

Technology — 31.34%
A10 Networks, Inc., 2.75%, 4/1/2030	5,000,000	4,905,662
Akamai Technologies, Inc., 1.13%, 2/15/2029	10,790,000	10,304,450
Alkami Technology, Inc., 1.50%, 3/15/2030	5,200,000	5,597,800
Applied Optoelectronics, Inc., 2.75%, 1/15/2030	6,500,000	5,087,299
Bandwidth, Inc., 0.50%, 4/1/2028	7,240,000	5,855,066
Bentley Systems, Inc., 0.38%, 7/1/2027	11,500,000	10,447,750
BlackLine, Inc., 1.00%, 6/1/2029(b)	11,000,000	10,911,235
Box, Inc., (5.52)%, 1/15/2026	5,000,000	6,207,500
Box, Inc., 1.50%, 9/15/2029(b)	6,500,000	6,279,000
Cerence, Inc., 1.50%, 7/1/2028	3,000,000	2,131,500
Cloudflare, Inc., 0.00%, 8/15/2026	6,500,000	6,537,375
Confluent, Inc., 5.86%, 1/15/2027	8,000,000	7,400,000
CSG Systems International, Inc., 3.88%, 9/15/2028	9,500,000	10,288,500
CSG Systems International, Inc., 1.25%, 11/1/2029(b)	9,550,000	9,970,200
Dropbox, Inc., 0.65%, 3/1/2026	10,000,000	9,880,000
Fastly, Inc., 7.75%, 6/1/2028	6,000,000	5,955,000
Five9, Inc., 1.00%, 3/15/2029(b)	7,000,000	5,995,500
Global Payments, Inc., 1.50%, 3/1/2031(b)	11,468,000	10,860,196
GoPro, Inc., 1.25%, 11/15/2025	5,600,000	5,012,000
IMAX Corp., 0.50%, 4/1/2026	6,000,000	6,649,522
Impinj, Inc., 1.13%, 5/15/2027	3,500,000	3,986,500
Lumentum Holdings, Inc., 0.50%, 6/15/2028	3,000,000	2,779,500
MKS Instruments, Inc., 1.25%, 6/1/2030(b)	10,668,000	9,622,536
Nutanix, Inc., 0.50%, 12/15/2029(b)	12,000,000	12,708,347
ON Semiconductor Corp., 0.50%, 3/1/2029	12,168,000	10,525,928
PagerDuty, Inc., 1.50%, 10/15/2028	9,000,000	8,972,161
Parsons Corp., 2.63%, 3/1/2029	10,630,000	10,645,945
Progress Software Corp., 1.00%, 4/15/2026	5,350,000	5,737,875
Progress Software Corp., 3.50%, 3/1/2030(b)	12,000,000	12,660,000
PROS Holdings, Inc., 2.25%, 9/15/2027	8,000,000	7,572,000
Q2 Holdings, Inc., 0.13%, 11/15/2025	4,500,000	4,407,806
Rapid7, Inc., 0.25%, 3/15/2027	7,000,000	6,435,625
Repay Holdings Corp., 2.88%, 7/15/2029(b)	7,000,000	6,016,500
Riot Platforms, Inc., 0.75%, 1/15/2030(b)	7,000,000	5,431,079

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund

Schedule of Investments (continued)

March 31, 2025

	Principal Amount	Value
Convertible Bonds — 81.73% (continued)
Technology — 31.34% (continued)
Semtech Corp., 1.63%, 11/1/2027	$9,000,000	$11,115,000
SMART Global Holdings, Inc., 2.00%, 2/1/2029(b)	9,000,000	9,684,000
SMART Global Holdings, Inc., 2.00%, 8/15/2030	6,000,000	5,523,000
Synaptics, Inc., 0.75%, 12/1/2031(b)	10,500,000	9,922,500
Varonis Systems, Inc., 1.00%, 9/15/2029(b)	10,000,000	9,217,500
Veeco Instruments, Inc., 2.88%, 6/1/2029	7,500,000	7,912,500
Verint Systems, Inc., 0.25%, 4/15/2026	8,495,000	8,078,745
Vertex, Inc., 0.75%, 5/1/2029(b)	8,020,000	9,568,863
Vishay Intertechnology, Inc., 2.25%, 9/15/2030	11,000,000	9,762,500
Workiva, Inc., 1.13%, 8/15/2026	6,000,000	6,627,000
Workiva, Inc., 1.25%, 8/15/2028	7,000,000	6,529,250
		347,718,215
Utilities — 1.21%
Ormat Technologies, Inc., 2.50%, 7/15/2027	13,000,000	13,422,500

Total Convertible Bonds (Cost $883,936,688)		907,512,276

	Shares
Money Market Funds — 11.79%
First American Treasury Obligations Fund, Class X, 4.26%(c)	116,583,994	116,583,994
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 4.14%(c)	14,360,113	14,360,113

Total Money Market Funds (Cost $130,944,107)		130,944,107

Total Investments — 96.12% (Cost $1,042,909,187)		1,067,243,915

Other Assets in Excess of Liabilities — 3.88%		43,099,860

Net Assets — 100.00%		$1,110,343,775

(a)	Affiliated Company.
(b)	Security exempt from registration under Rule 144A, or Section 4(2) of the Securities Act of 1933.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2025.

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund

Schedule of Securities Sold Short

March 31, 2025

	Shares	Fair Value
Common Stocks — Short — (31.66)%
Communications — (0.73)%
AMC Networks, Inc., Class A	(165,500)	$(1,138,640)
AST SpaceMobile, Inc.	(202,000)	(4,593,481)
Fiverr International Ltd.	(1,500)	(35,520)
IMAX Corp.	(81,667)	(2,151,925)
Magnite, Inc.	(1,000)	(11,410)
Upwork, Inc.	(15,727)	(205,237)
		(8,136,213)
Consumer Discretionary — (2.47)%
Freshpet, Inc.	(57,000)	(4,740,690)
GameStop Corp., Class A	(192,100)	(4,287,672)
LCI Industries	(22,600)	(1,975,918)
Norwegian Cruise Lines Holdings Ltd.	(78,300)	(1,484,568)
Patrick Industries, Inc.	(134,760)	(11,395,306)
Wayfair, Inc., Class A	(57,400)	(1,838,522)
Winnebago Industries, Inc.	(51,000)	(1,757,460)
		(27,480,136)
Consumer Staples — (1.38)%
Chefs’ Warehouse, Inc. (The)	(134,527)	(7,326,340)
Post Holdings, Inc.	(52,964)	(6,162,891)
Spectrum Brands Holdings, Inc.	(25,000)	(1,788,750)
		(15,277,981)
Energy — (0.26)%
Fluence Energy, Inc.	(186,000)	(902,100)
Green Plains, Inc.	(69,500)	(337,075)
Northern Oil and Gas, Inc.	(55,100)	(1,665,673)
		(2,904,848)
Financials — (1.46)%
Applied Blockchain, Inc.	(443,178)	(2,490,660)
Encore Capital Group, Inc.	(81,900)	(2,807,532)
EZCORP, Inc., Class A	(572,500)	(8,427,200)
WisdomTree Investments, Inc.	(277,000)	(2,470,840)
		(16,196,232)
Health Care — (6.43)%
Accuray, Inc.	(383,000)	(685,570)
Alphatec Holdings, Inc.	(153,400)	(1,555,476)
ANI Pharmaceuticals, Inc.	(104,500)	(6,996,275)
CONMED Corp.	(16,438)	(992,691)
CryoLife, Inc.	(29,400)	(722,652)
Exact Sciences Corp.	(21,300)	(922,077)
Gossamer Bio, Inc.	(106,000)	(116,600)
Halozyme Therapeutics, Inc.	(150,000)	(9,571,500)
Inotiv, Inc.	(7,200)	(15,912)
Integer Holdings Corp.	(79,516)	(9,383,683)
iRhythm Technologies, Inc.	(16,000)	(1,674,880)

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund

Schedule of Securities Sold Short (continued)

March 31, 2025

	Shares	Fair Value
Common Stocks — Short — (31.66)% (continued)
Health Care — (6.43)% (continued)
Jazz Pharmaceuticals PLC	(23,062)	$(2,863,147)
Lantheus Holdings, Inc.	(97,500)	(9,516,000)
LeMaitre Vascular, Inc.	(60,946)	(5,113,369)
LivaNova PLC	(50,500)	(1,983,640)
MannKind Corp.	(412,500)	(2,074,875)
Merit Medical Systems, Inc.	(117,395)	(12,409,826)
Pacira BioSciences, Inc.	(133,642)	(3,321,004)
Repligen Corp.	(11,270)	(1,433,995)
		(71,353,172)
Industrials — (7.85)%
Advanced Energy Industries, Inc.	(38,177)	(3,638,650)
Alarm.com Holdings, Inc.	(48,460)	(2,696,799)
Astronics Corp.	(265,500)	(6,417,135)
Enovis Corp.	(70,509)	(2,694,149)
Fluor Corp.	(214,104)	(7,669,205)
Granite Construction, Inc.	(147,816)	(11,145,326)
Greenbrier Companies, Inc. (The)	(156,916)	(8,037,238)
Itron, Inc.	(61,397)	(6,431,950)
Mesa Laboratories, Inc.	(2,400)	(284,784)
Middleby Corp. (The)	(27,100)	(4,118,658)
OSI Systems, Inc.	(44,500)	(8,648,130)
Rocket Lab USA, Inc.	(1,113,500)	(19,909,379)
Tetra Tech, Inc.	(187,211)	(5,475,922)
		(87,167,325)
Materials — (0.75)%
B2Gold Corp.	(487,096)	(1,388,224)
Century Aluminum Co.	(191,000)	(3,544,960)
McEwen Mining, Inc.	(389,560)	(2,941,178)
SSR Mining, Inc.	(45,000)	(451,350)
		(8,325,712)
Real Estate — (0.01)%
Redfin Corp.	(7,500)	(69,075)

Technology — (9.86)%
A10 Networks, Inc.	(136,369)	(2,228,269)
Akamai Technologies, Inc.	(41,700)	(3,356,850)
Alkami Technology, Inc.	(92,578)	(2,430,173)
Applied Optoelectronics, Inc.	(90,000)	(1,381,500)
Bandwidth, Inc., Class A	(8,281)	(108,481)
Bentley Systems, Inc., Class B	(30,879)	(1,214,780)
BlackLine, Inc.	(99,645)	(4,824,811)
Box, Inc., Class A	(235,789)	(7,276,449)
Cerence, Inc.	(29,580)	(233,682)
Cloudflare, Inc., Class A	(10,789)	(1,215,812)

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund

Schedule of Securities Sold Short (continued)

March 31, 2025

	Shares	Fair Value
Common Stocks — Short — (31.66)% (continued)
Technology — (9.86)% (continued)
Confluent, Inc., Class A	(8,617)	$(201,982)
CSG Systems International, Inc.	(62,900)	(3,803,563)
Dropbox, Inc., Class A	(60,689)	(1,621,003)
Fastly, Inc., Class A	(94,403)	(597,571)
Five9, Inc.	(26,472)	(718,715)
Global Payments, Inc.	(38,000)	(3,720,960)
GoPro, Inc., Class A	(14,000)	(9,281)
Guidewire Software, Inc.	(23,500)	(4,402,960)
Impinj, Inc.	(18,073)	(1,639,221)
Lumentum Holdings, Inc.	(10,313)	(642,912)
MKS Instruments, Inc.	(36,700)	(2,941,505)
Nutanix, Inc., Class A	(89,185)	(6,226,005)
ON Semiconductor Corp.	(43,400)	(1,765,946)
PagerDuty, Inc.	(145,539)	(2,658,998)
Parsons Corp.	(47,991)	(2,841,547)
Penguin Solutions, Inc.	(383,459)	(6,660,683)
Progress Software Corp.	(157,896)	(8,133,223)
PROS Holdings, Inc.	(55,000)	(1,046,650)
Q2 Holdings, Inc.	(3,337)	(266,993)
Rapid7, Inc.	(11,402)	$(302,267)
Repay Holdings Corp., Class A	(297,994)	(1,659,827)
Riot Blockchain, Inc.	(336,000)	(2,392,320)
Semtech Corp.	(156,700)	(5,390,480)
Synaptics, Inc.	(75,600)	(4,817,232)
Varonis Systems, Inc.	(81,431)	(3,293,884)
Veeco Instruments, Inc.	(153,000)	(3,072,240)
Verint Systems, Inc.	(5,000)	(89,250)
Vertex, Inc., Class A	(164,000)	(5,741,640)
Vishay Intertechnology, Inc.	(177,000)	(2,814,300)
Workiva, Inc., Class A	(76,251)	(5,788,213)
		(109,532,178)
Utilities — (0.46)%
Ormat Technologies, Inc.	(71,968)	(5,093,175)

Total Common Stocks — Short (Proceeds Received $380,063,989)		(351,536,047)

Total Securities Sold Short — (31.66)% (Proceeds Received $380,063,989)		(351,536,047)

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund

Schedule of Futures Contracts

March 31, 2025

Futures Contracts	Contracts	Expiration Date	Notional Amount	Value/Unrealized Depreciation
Short Contracts
5 Year US Treasury Note Future	(300)	June 2025	$(32,446,875)	$(342,075)
Total Futures				$(342,075)

See accompanying notes which are an integral part of these financial statements.

Absolute Flexible Fund

Schedule of Investments

March 31, 2025

	Principal Amount	Fair Value
Convertible Bonds — 95.08%
Communications — 10.73%
Fiverr International Ltd., 6.25%, 11/1/2025	$1,000,000	$972,497
Magnite, Inc., 0.25%, 3/15/2026	1,000,000	956,000
Upwork, Inc., 0.25%, 8/15/2026	1,250,000	1,170,345
		3,098,842
Consumer Discretionary — 1.66%
Cheesecake Factory, Inc. (The), 2.00%, 3/15/2030	500,000	479,375

Financials — 3.51%
Qifu Technology, Inc., 0.50%, 4/1/2030	1,000,000	1,015,500

Health Care — 19.23%
Accuray, Inc., 3.75%, 6/1/2026	1,000,000	919,375
Alphatec Holdings, Inc., 0.75%, 8/1/2026	512,000	509,833
CONMED Corp., 2.25%, 6/15/2027	1,101,000	1,036,591
Enovis Corp., 3.88%, 10/15/2028	1,000,000	1,026,000
Exact Sciences Corp., 0.38%, 3/15/2027	1,000,000	920,500
Inotiv, Inc., 3.25%, 10/15/2027	500,000	167,201
Repligen Corp., 1.00%, 12/15/2028	1,000,000	978,000
		5,557,500
Industrials — 10.84%
Alarm.com Holdings, Inc., 5.68%, 1/15/2026	815,000	782,807
Itron, Inc., 3.53%, 3/15/2026	1,250,000	1,288,438
Middleby Corp. (The), 1.00%, 9/1/2025	75,000	90,578
Xometry, Inc., 1.00%, 2/1/2027	1,000,000	971,500
		3,133,323
Real Estate — 2.28%
Redfin Corp., 0.50%, 4/1/2027	750,000	658,924

Technology — 46.83%
Bandwidth, Inc., 0.50%, 4/1/2028	600,000	485,226
Bentley Systems, Inc., 0.38%, 7/1/2027	1,000,000	908,500
BlackLine, Inc., 1.00%, 6/1/2029(a)	1,000,000	991,930
Confluent, Inc., 5.86%, 1/15/2027	1,077,000	996,225
Dropbox, Inc., 0.65%, 3/1/2026	1,000,000	988,000
GoPro, Inc., 1.25%, 11/15/2025	400,000	358,000
IMAX Corp., 0.50%, 4/1/2026	1,000,000	1,108,254
Lumentum Holdings, Inc., 0.50%, 12/15/2026	1,000,000	1,041,000
ON Semiconductor Corp., 0.50%, 3/1/2029	1,000,000	865,050
PagerDuty, Inc., 1.50%, 10/15/2028	1,000,000	996,907
Q2 Holdings, Inc., 0.13%, 11/15/2025	1,000,000	979,513
Rapid7, Inc., 0.25%, 3/15/2027	1,123,000	1,032,458
SMART Global Holdings, Inc., 2.00%, 8/15/2030(a)	1,000,000	920,500

See accompanying notes which are an integral part of these financial statements.

Absolute Flexible Fund

Schedule of Investments (continued)

March 31, 2025

	Principal Amount	Fair Value
Convertible Bonds — 95.08% (continued)
Technology — 46.83% (continued)
Unity Software, Inc., 0.00%, 3/15/2030	$1,000,000	$906,000
Verint Systems, Inc., 0.25%, 4/15/2026	28,000	26,628
Workiva, Inc., 1.25%, 8/15/2028	1,000,000	932,750
		13,536,941
Total Convertible Bonds (Cost $27,320,479)		27,480,405

	Shares
Money Market Funds — 2.30%
First American Treasury Obligations Fund, Class X, 4.26%(b)	665,854	665,854

Total Money Market Funds (Cost $665,854)		665,854

Total Investments — 97.38% (Cost $27,986,333)		28,146,259

Other Assets in Excess of Liabilities — 2.62%		756,162

Net Assets — 100.00%		$28,902,421

(a)	Security exempt from registration under Rule 144A, or Section 4(2) of the Securities Act of 1933.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.

See accompanying notes which are an integral part of these financial statements.

Absolute Flexible Fund

Schedule of Securities Sold Short

March 31, 2025

	Shares	Fair Value
Common Stocks — Short — (12.51)%
Communications — (0.89)%
IMAX Corp.	(8,810)	$(232,144)
Upwork, Inc.	(2,000)	(26,100)
		(258,244)
Consumer Discretionary — (0.69)%
Cheesecake Factory, Inc. (The)	(4,100)	(199,506)

Financials — (1.61)%
Qifu Technology, Inc. — ADR	(10,383)	(466,301)

Health Care — (1.82)%
Accuray, Inc.	(32,000)	(57,280)
Alphatec Holdings, Inc.	(6,300)	(63,882)
CONMED Corp.	(2,000)	(120,780)
Inotiv, Inc.	(1,200)	(2,652)
Repligen Corp.	(2,200)	(279,928)
		(524,522)
Industrials — (1.52)%
Enovis Corp.	(1,200)	(45,852)
Itron, Inc.	(3,000)	(314,280)
Xometry, Inc., Class A	(3,218)	(80,193)
		(440,325)
Technology — (5.98)%
Bentley Systems, Inc., Class B	(3,130)	(123,134)
BlackLine, Inc.	(6,000)	(290,519)
Confluent, Inc., Class A	(1,100)	(25,784)
Dropbox, Inc., Class A	(4,200)	(112,182)
Lumentum Holdings, Inc.	(2,000)	(124,680)
ON Semiconductor Corp.	(3,400)	(138,346)
PagerDuty, Inc.	(14,000)	(255,780)
Penguin Solutions, Inc.	(18,000)	(312,660)
Q2 Holdings, Inc.	(800)	(64,008)
Rapid7, Inc.	(1,775)	(47,055)
Unity Software, Inc.	(4,400)	(86,196)
Workiva, Inc., Class A	(1,914)	(145,292)
		(1,725,636)
Total Common Stocks — Short (Proceeds Received $3,799,587)		(3,614,534)

Total Securities Sold Short — (12.51)% (Proceeds Received $3,799,587)		(3,614,534)

ADR – American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds

Statements of Assets and Liabilities

March 31, 2025

	Absolute CEF Opportunities	Absolute Capital Opportunities Fund	Absolute Convertible Arbitrage Fund	Absolute Flexible Fund
Assets
Investments in securities at fair value (cost $6,055,824, $40,759,205, $1,014,880,795 and $27,986,333, respectively)	$5,806,902	$55,092,936	$1,038,456,383	$28,146,259
Investments in affiliates at value (cost $–, $–, $28,028,392 and $–, respectively)	—	—	28,787,532	—
Cash and cash equivalents	24,330	309,066	1,219,094	—
Cash at broker	2,727,842	2,888,194	400,485,513	4,332,735
Receivable for fund shares sold	—	—	1,569,189	—
Receivable for investments sold	135,495	—	17,628,141	—
Receivable for net variation margin on futures contracts	—	—	9,375	—
Dividends and interest receivable	17,854	68,605	4,047,905	83,015
Tax reclaims receivable	—	1,704	—	—
Receivable from Adviser	4,605	—	—	—
Prepaid expenses	13,741	15,129	30,186	8,055
Total Assets	8,730,769	58,375,634	1,492,233,318	32,570,064
Liabilities
Securities sold short (premiums received $2,778,475, $–, $380,063,989 and $3,799,587, respectively)	2,705,828	—	351,536,047	3,614,534
Written options (premiums received $–, $2,842,451, $– and $–, respectively)	—	2,285,228	—	—
Payable for investments purchased	—	—	28,522,001	—
Payable for fund shares redeemed	—	5,623	497,773	—
Payable to Adviser	—	50,790	949,159	21,048
Accrued 12b-1 fees	—	—	39,285	—

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds

Statements of Assets and Liabilities

March 31, 2025 (continued)

	Absolute CEF Opportunities	Absolute Capital Opportunities Fund	Absolute Convertible Arbitrage Fund	Absolute Flexible Fund
Liabilities (continued)
Payable to affiliates	$9,044	$11,897	$72,944	$9,761
Payable to auditors	22,300	22,300	22,300	22,300
Other accrued expenses	14,827	9,510	250,034	—
Payable for dividends on securities sold short	1,079	—	—	—
Total Liabilities	2,753,078	2,385,348	381,889,543	3,667,643
Net Assets	$5,977,691	$55,990,286	$1,110,343,775	$28,902,421
Net Assets consist of:
Paid-in capital	45,716,126	70,104,005	1,070,323,900	28,061,865
Accumulated earnings (deficit)	(39,738,435)	(14,113,719)	40,019,875	840,556
Net Assets	$5,977,691	$55,990,286	$1,110,343,775	$28,902,421
Institutional Shares
Net Assets	$5,977,691	$55,990,286	$936,212,196	$28,902,421
Shares outstanding (unlimited number of shares authorized, no par value)	1,007,024	5,286,832	81,878,192	2,782,447
Net asset value, offering and redemption price per share	$5.94	$10.59	$11.43	$10.39
Investor Shares
Net Assets	$—	$—	$174,131,579	$—
Shares outstanding (unlimited number of shares authorized, no par value)	—	—	15,273,118	—
Net asset value, offering and redemption price per share	$—	$—	$11.40	$—

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds

Statements of Operations

For the Year Ended March 31, 2025

	Absolute CEF Opportunities	Absolute Capital Opportunities Fund	Absolute Convertible Arbitrage Fund	Absolute Flexible Fund
Investment Income
Dividend income (net of foreign taxes withheld of $2,454, $8,013, $– and $–, respectively)	$214,363	$527,324	$49,586	$—
Dividend income from affiliated investments	7,093	—	1,426,291	—
Interest income	158,424	703,462	44,320,369	1,598,403
Total investment income	379,880	1,230,786	45,796,246	1,598,403
Expenses
Adviser	97,236	862,582	9,874,293	395,180
12b-1 fees - Investor Shares	—	—	453,208	—
Administration	18,682	51,725	529,362	29,495
Registration	23,508	26,259	65,455	26,045
Legal	33,859	21,658	24,799	21,496
Trustee	22,370	20,912	21,279	20,870
Transfer agent	16,241	18,476	83,501	14,998
Compliance services	13,448	17,198	36,605	13,448
Audit and tax preparation	14,533	14,533	14,532	14,532
Report printing	12,863	5,546	54,893	4,280
Custodian	12,224	2,936	89,094	5,587
Dividend expense on securities sold short	59,941	—	2,126,341	5,470
Margin interest expense	16,683	—	—	—
Miscellaneous	39,543	45,258	787,556	30,476
Total expenses	381,151	1,087,083	14,160,918	581,877
Fees contractually waived and expenses reimbursed by Adviser	(163,183)	(173,646)	—	(157,720)
Adviser fees waived related to investments in affiliated vehicles	(17,449)	—	(273,156)	—
Fees recouped by Adviser	—	—	569,348	—
Net operating expenses	200,519	913,437	14,457,110	424,157
Net investment income	179,361	317,349	31,339,136	1,174,246

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds

Statements of Operations

For the Year Ended March 31, 2025 (continued)

	Absolute CEF Opportunities	Absolute Capital Opportunities Fund	Absolute Convertible Arbitrage Fund	Absolute Flexible Fund
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Unaffiliated investments	$1,047,369	$8,468,031	$40,910,259	$711,421
Affiliated investments	(440,383)	—	—	—
Securities sold short	44,948	—	(14,789,835)	(161,425)
Purchased options	(85,856)	(5,168,940)	—	—
Written options	—	1,232,191	—	—
Futures contracts	(204,235)	—	332,479	—
Foreign currency	(44)	(190)	—	—
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(282,060)	(5,160,413)	195,327	(28,474)
Affiliated investments	(563,655)	—	442,730	—
Securities sold short	22,456	—	12,488,877	158,298
Purchased options	65,701	(1,582,096)	—	—
Written options	—	2,397,230	—	—
Futures contracts	(36,760)	—	(250,668)	—
Foreign currency	46	194	—	—
Net realized and change in unrealized gain (loss) on investments	(432,473)	186,007	39,329,169	679,820
Net increase (decrease) in net assets resulting from operations	$(253,112)	$503,356	$70,668,305	$1,854,066

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds

Statements of Changes in Net Assets

	Absolute CEF Opportunities
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$179,361	$323,122
Net realized gain (loss) on investment securities transactions	361,799	(3,651,414)
Net change in unrealized appreciation (depreciation) of investment securities	(794,272)	1,629,556
Net decrease in net assets resulting from operations	(253,112)	(1,698,736)
Distributions to Shareholders from Earnings
Institutional Shares	(242,097)	(178,897)
Total distributions	(242,097)	(178,897)
Capital Transactions
Institutional Shares
Proceeds from shares sold	2,295,698	1,634,186
Reinvestment of distributions	234,621	175,904
Amount paid for shares redeemed	(16,247,127)	(12,575,906)
Total Institutional Shares	(13,716,808)	(10,765,816)
Net decrease in net assets resulting from capital transactions	(13,716,808)	(10,765,816)
Total Decrease in Net Assets	(14,212,017)	(12,643,449)
Net Assets
Beginning of year	20,189,708	32,833,157
End of year	$5,977,691	$20,189,708
Share Transactions
Institutional Shares
Shares sold	382,387	244,212
Shares issued in reinvestment of distributions	39,180	26,938
Shares redeemed	(2,493,370)	(1,885,862)
Total Institutional Shares	(2,071,803)	(1,614,712)

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds

Statements of Changes in Net Assets

	Absolute Capital Opportunities Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$317,349	$321,786
Net realized gain (loss) on investment securities transactions	4,531,092	(4,274,175)
Net change in unrealized appreciation (depreciation) of investment securities	(4,345,085)	10,977,024
Net increase in net assets resulting from operations	503,356	7,024,635
Distributions to Shareholders from Earnings
Institutional Shares	(551,884)	(56,191)
Total distributions	(551,884)	(56,191)
Capital Transactions
Institutional Shares
Proceeds from shares sold	15,305,953	21,876,789
Reinvestment of distributions	551,884	55,443
Amount paid for shares redeemed	(24,468,132)	(60,932,544)
Total Institutional Shares	(8,610,295)	(39,000,312)
Net decrease in net assets resulting from capital transactions	(8,610,295)	(39,000,312)
Total Decrease in Net Assets	(8,658,823)	(32,031,868)
Net Assets
Beginning of year	64,649,109	96,680,977
End of year	$55,990,286	$64,649,109
Share Transactions
Institutional Shares
Shares sold	1,473,619	453,788
Shares issued in reinvestment of distributions	53,708	5,781
Shares redeemed	(2,349,060)	(4,481,279)
Total Institutional Shares	(821,733)	(4,021,710)

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds

Statements of Changes in Net Assets

	Absolute Convertible Arbitrage Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$31,339,136	$36,419,365
Net realized gain (loss) on investment securities transactions	26,452,903	(2,187,372)
Net change in unrealized appreciation of investment securities	12,876,266	27,570,089
Net increase in net assets resulting from operations	70,668,305	61,802,082
Distributions to Shareholders from Earnings
Institutional Shares	(38,292,813)	(29,279,276)
Investor Shares	(8,090,201)	(7,183,859)
Total distributions	(46,383,014)	(36,463,135)
Capital Transactions
Institutional Shares
Proceeds from shares sold	269,925,529	311,105,068
Reinvestment of distributions	25,627,387	21,008,915
Amount paid for shares redeemed	(145,706,406)	(368,803,040)
Total Institutional Shares	149,846,510	(36,689,057)
Investor Shares
Proceeds from shares sold	9,450,426	10,454,499
Reinvestment of distributions	8,089,560	7,182,851
Amount paid for shares redeemed	(27,044,414)	(117,889,220)
Total Investor Shares	(9,504,428)	(100,251,870)
Net increase (decrease) in net assets resulting from capital transactions	140,342,082	(136,940,927)
Total Increase (Decrease) in Net Assets	164,627,373	(111,601,980)
Net Assets
Beginning of year	945,716,402	1,057,318,382
End of year	$1,110,343,775	$945,716,402

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds

Statements of Changes in Net Assets (continued)

	Absolute Convertible Arbitrage Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
Share Transactions
Institutional Shares
Shares sold	23,849,023	28,365,435
Shares issued in reinvestment of distributions	2,281,897	1,924,589
Shares redeemed	(12,885,318)	(33,513,560)
Total Institutional Shares	13,245,602	(3,223,536)
Investor Shares
Shares sold	837,257	954,108
Shares issued in reinvestment of distributions	722,223	659,939
Shares redeemed	(2,368,827)	(10,784,741)
Total Investor Shares	(809,347)	(9,170,694)

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds

Statements of Changes in Net Assets

	Absolute Flexible Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,174,246	$1,327,042
Net realized gain on investment securities transactions	549,996	193,830
Net change in unrealized appreciation of investment securities	129,824	8,438
Net increase in net assets resulting from operations	1,854,066	1,529,310
Distributions to Shareholders from Earnings
Institutional Shares	(1,447,041)	(1,749,594)
Total distributions	(1,447,041)	(1,749,594)
Capital Transactions
Institutional Shares
Proceeds from shares sold	7,000,000	4,223,224
Reinvestment of distributions	1,447,041	1,749,594
Amount paid for shares redeemed	(7,136,240)	(5,771)
Total Institutional Shares	1,310,801	5,967,047
Net increase in net assets resulting from capital transactions	1,310,801	5,967,047
Total Increase in Net Assets	1,717,826	5,746,763
Net Assets
Beginning of year	27,184,595	21,437,832
End of year	$28,902,421	$27,184,595
Share Transactions
Institutional Shares
Shares sold	686,275	403,372
Shares issued in reinvestment of distributions	141,280	173,492
Shares redeemed	(699,170)	(569)
Total Institutional Shares	128,385	576,295

See accompanying notes which are an integral part of these financial statements.

Absolute CEF Opportunities — Institutional Shares

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended March 31,
	2025	2024	2023	2022	2021
Selected Per Share Data:
Net asset value, beginning of year	$6.56	$7.00	$7.07	$7.88	$8.38

Income from investment operations:
Net investment income (loss)(a)	0.16	0.09	(0.01)	(0.09)	(0.08)
Net realized and unrealized loss on investments	(0.53)	(0.48)	(0.06)	(0.53)	(0.42)
Total from investment operations	(0.37)	(0.39)	(0.07)	(0.62)	(0.50)

Less distributions to shareholders from:
Net investment income	(0.25)	(0.05)	—	(0.19)	—
Total from distributions	(0.25)	(0.05)	—	(0.19)	—
Net asset value, end of year	$5.94	$6.56	$7.00	$7.07	$7.88

Total Return(b)	(5.56)%	(5.62)%	(0.99)%	(7.96)%	(5.97)%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$5,978	$20,190	$32,833	$30,563	$71,378
Ratio of net investment income (loss) to average net assets	2.59%	1.38%	(0.13)%	(1.15)%	(0.97)%
Ratio of net expenses to average net assets	2.90%	1.72%	1.79%	1.69%	1.60%
Dividend and interest expenses	0.87%	—%	0.02%	0.05%	0.02%
Net expenses without dividend and interest expenses	1.79%	1.72%	1.77%	1.64%	1.58%
Ratio of gross expenses to average net assets before waiver or recoupment	5.51%	2.46%	2.34%	2.32%	2.21%
Portfolio turnover	169%	15%	42%	11%	23%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in Absolute CEF Opportunities, assuming reinvestment of distributions.

See accompanying notes which are an integral part of these financial statements.

Absolute Capital Opportunities Fund — Institutional Shares

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended March 31,
	2025	2024	2023	2022	2021
Selected Per Share Data:
Net asset value, beginning of year	$10.58	$9.54	$10.09	$10.63	$11.90

Income from investment operations:
Net investment income (loss)(a)	0.05	0.04	(0.02)	(0.11)	(0.14)
Net realized and unrealized gain (loss) on investments	0.05	1.01	(0.53)	(0.43)	0.82
Total from investment operations	0.10	1.05	(0.55)	(0.54)	0.68

Less distributions to shareholders from:
Net investment income	(0.09)	(0.01)	—	—	— (b)
Net realized gains	—	—	—	—	(1.95)
Total from distributions	(0.09)	(0.01)	—	—	(1.95)
Net asset value, end of year	$10.59	$10.58	$(9.54)	$10.09	$10.63

Total Return(c)	0.98%	10.97%	(5.45)%	(5.08)%	5.41%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$55,990	$64,649	$96,681	$146,266	$122,942
Ratio of net investment income (loss) to average net assets	0.51%	0.41%	(0.17)%	(1.10)%	(1.22)%
Ratio of net expenses to average net assets	1.48%	1.48%	1.55%	1.57%	1.81%
Dividend and interest expenses	—%	—%	0.06%	0.08%	0.06%
Net expenses without dividend and interest expenses	1.48%	1.48%	1.49%	1.49%	1.75%
Ratio of gross expenses to average net assets before waiver or recoupment	1.76%	1.73%	1.71%	1.73%	1.82%
Portfolio turnover	23%	11%	120%	30%	140%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Rounds to less than $0.005 per share.
(c)	Total return represents the rate that the investor would have earned or lost on an investment in Absolute Capital Opportunities Fund, assuming reinvestment of distributions.

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund — Institutional Shares

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended March 31,
	2025	2024	2023	2022	2021
Selected Per Share Data:
Net asset value, beginning of year	$11.17	$10.90	$11.12	$11.34	$10.32

Income from investment operations:
Net investment income (loss)(a)	0.36	0.38	0.21	0.01	(0.02)
Net realized and unrealized gain (loss) on investments	0.45	0.29	(0.07)	0.12	1.37
Total from investment operations	0.81	0.67	0.14	0.13	1.35

Less distributions to shareholders from:
Net investment income	(0.40)	(0.40)	(0.14)	—	(0.01)
Net realized gains	(0.15)	—	(0.22)	(0.35)	(0.32)
Total from distributions	(0.55)	(0.40)	(0.36)	(0.35)	(0.33)
Net asset value, end of year	$11.43	$11.17	$10.90	$11.12	$11.34

Total Return(b)	7.38%	6.23%	1.30%	1.13%	13.12%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$936,212	$766,589	$783,028	$680,871	$440,974
Ratio of net investment income (loss) to average net assets	3.21%	3.44%	1.96%	0.10%	(0.16)%
Ratio of net expenses to average net assets	1.41%	1.37%	1.33%	1.51%	1.68%
Dividend and interest expenses	0.21%	0.17%	0.13%	0.31%	0.38%
Net expenses without dividend and interest expenses	1.20%	1.20%	1.20%	1.20%	1.30%
Ratio of gross expenses to average net assets before waiver or recoupment	1.38%	1.43%	1.54%	1.75%	1.88%
Portfolio turnover(c)	25%	51%	34%	45%	93%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in Absolute Convertible Arbitrage Fund – Institutional Shares, assuming reinvestment of distributions.
(c)	Portfolio turnover is calculated on the basis of Absolute Convertible Arbitrage Fund as a whole, without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund — Investor Shares

Financial Highlights

(For a share outstanding during each period)

	For the Years Ended March 31,			For the Period Ended March 31,
	2025	2024	2023	2022(a)
Selected Per Share Data:
Net asset value, beginning of period	$11.14	$10.86	$11.09	$11.34

Income from investment operations:
Net investment income(b)	0.34	0.35	0.24	—	(c)
Net realized and unrealized gain (loss) on investments	0.44	0.29	(0.14)	0.10
Total from investment operations	0.78	0.64	0.10	0.10

Less distributions to shareholders from:
Net investment income	(0.37)	(0.36)	(0.11)	—
Net realized gains	(0.15)	—	(0.22)	(0.35)
Total from distributions	(0.52)	(0.36)	(0.33)	(0.35)
Net asset value, end of period	$11.40	$11.14	$10.86	$11.09

Total Return(d)	7.13%	6.03%	1.01%	0.86	%(e)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$174,132	$179,128	$274,291	$30,533
Ratio of net investment income (loss) to average net assets	2.97%	3.16%	2.20%	(0.01	)%(f)
Ratio of net expenses to average net assets	1.67%	1.62%	1.58%	1.77	%(f)
Dividend and interest expenses	0.22%	0.17%	0.13%	0.32	%(f)
Net expenses without dividend and interest expenses	1.45%	1.45%	1.45%	1.45	%(f)
Ratio of gross expenses to average net assets before waiver or recoupment	1.64%	1.71%	1.82%	2.16	%(f)
Portfolio turnover(g)	25%	51%	34%	45	%(e)

(a)	For the period February 25, 2021 (commencement of operations) to March 31, 2022.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Rounds to less than $0.005 per share.
(d)	Total return represents the rate that the investor would have earned or lost on an investment in Absolute Convertible Arbitrage Fund – Investor Shares, assuming reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover is calculated on the basis of Absolute Convertible Arbitrage Fund as a whole, without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Absolute Flexible Fund — Institutional Shares

Financial Highlights

(For a share outstanding during each period)

	For the Years Ended March 31,		For the Period Ended March 31,
	2025	2024	2023(a)
Selected Per Share Data:
Net asset value, beginning of period	$10.24	$10.32	$10.00

Income from investment operations:
Net investment income(b)	0.43	0.54	0.30
Net realized and unrealized gain on investments	0.25	0.07	0.23
Total from investment operations	0.68	0.61	0.53

Less distributions to shareholders from:
Net investment income	(0.47)	(0.50)	(0.17)
Net realized gains	(0.06)	(0.19)	(0.04)
Total from distributions	(0.53)	(0.69)	(0.21)
Net asset value, end of period	$10.39	$10.24	$10.32

Total Return(c)	6.83%	6.16%	5.37	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$28,902	$27,185	$21,438
Ratio of net investment income to average net assets	4.15%	5.22%	3.96	%(e)
Ratio of net expenses to average net assets	1.50%	1.51%	1.49	%(e)
Dividend and interest expenses	0.02%	0.02%	—	%(e)
Net expenses without dividend and interest expenses	1.48%	1.49%	1.49	%(e)
Ratio of gross expenses to average net assets before waiver or recoupment	2.06%	2.13%	2.43	%(e)
Portfolio turnover	52%	50%	21	%(d)

(a)	For the period June 30, 2022 (commencement of operations) to March 31, 2023.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return represents the rate that the investor would have earned or lost on an investment in Absolute Flexible Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds

Notes to the Financial Statements

March 31, 2025

NOTE 1. ORGANIZATION

Absolute CEF Opportunities (“CEF Opportunities”) (formerly Absolute Strategies Fund), Absolute Capital Opportunities Fund (“Capital Opportunities Fund”), Absolute Convertible Arbitrage Fund (“Convertible Arbitrage Fund”) and Absolute Flexible Fund (“Flexible Fund”) (individually, a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”). Prior to a tax-free reorganization as of the close of business on September 8, 2023, the Funds were each a diversified series of the Forum Funds Trust (collectively the “Predecessor Funds”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Funds is Absolute Investment Advisers LLC (the “Adviser”). Kovitz Investment Group Partners, LLC is the sub-adviser to Capital Opportunities Fund. CEF Opportunities currently offers Institutional Shares. Institutional Shares of CEF Opportunities’ Predecessor Fund commenced operations on July 11, 2005 with the same investment objective but different investment strategies. CEF Opportunities seeks to achieve long-term capital appreciation with an emphasis on absolute (positive) returns and low sensitivity to traditional financial market indices, such as the S&P 500® Index. Capital Opportunities Fund currently offers Institutional Shares. Institutional Shares of Capital Opportunities Fund’s Predecessor Fund commenced operations on December 30, 2015. Capital Opportunities Fund seeks to achieve long-term capital appreciation with a lower sensitivity to traditional financial market indices, such as the S&P 500® Index. Flexible Fund currently offers Institutional Shares. Institutional Shares of Flexible Fund’s Predecessor Fund commenced operations on June 30, 2022. Flexible Fund seeks to achieve positive absolute returns over the long-term with low volatility when compared to traditional market indices.

Convertible Arbitrage Fund currently offers Institutional Shares and Investor Shares. Convertible Arbitrage Fund’s Predecessor Fund commenced operations on August 14, 2017, after it acquired the net assets of the Mohican VCA Fund, LP, a privately offered hedge fund (“Mohican”), in exchange for Convertible Arbitrage Fund Predecessor Fund’s shares. Mohican commenced operations in 2002. Convertible Arbitrage Fund seeks to achieve positive absolute returns over the long-term with low volatility when compared to traditional market indices. Investor Class Shares of Convertible Arbitrage Fund’s Predecessor Fund commenced operations on April 1, 2021.

The Funds acquired all of the assets and liabilities of the Predecessor Funds in a tax-free reorganization on September 8, 2023. In connection with this acquisition, shares of each Predecessor Fund’s Institutional Class were exchanged for Institutional Class shares of the

Absolute Mutual Funds

Notes to the Financial Statements (continued)

March 31, 2025

Fund and the Investor Class of Convertible Arbitrage Predecessor Fund were exchanged for Investor Class shares of the Funds. The Predecessor Funds of each of Capital Opportunities Fund, Convertible Arbitrage Fund, and Flexible Fund had investment objectives and strategies that were, in all material respects, the same as those of their respective Fund, and were managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the applicable Funds. The Predecessor Fund of CEF Opportunities had an investment objective the same as CEF Opportunities and, prior to CEF Opportunities changing its principal investment strategies on October 22, 2024, had the same investment strategies which are reflected in this report. The Funds’ performance for periods prior to September 11, 2023 is that of the Predecessor Funds. The Funds are a continuation of the Predecessor Funds, and therefore, the performance information includes the performance of the Predecessor Funds.

Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statements of Operations represents currency gains (losses) realized between the trade

Absolute Mutual Funds

Notes to the Financial Statements (continued)

March 31, 2025

and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The net change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statements of Operations.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the fiscal year ended March 31, 2025, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year ended March 31, 2025, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates

Absolute Mutual Funds

Notes to the Financial Statements (continued)

March 31, 2025

are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid semi-annually. Distributions to shareholders of net capital gains and foreign currency gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of each Fund.

For the fiscal year ended March 31, 2025, the Capital Opportunities Fund made the following reclassifications to increase (decrease) the components of net assets:

Paid-In Capital	Accumulated Earnings (Deficit)
$(6,001)	$6,001

Foreign Currency Transactions – Each Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A Fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of net asset value (“NAV”). These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a Fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its NAV.

Absolute Mutual Funds

Notes to the Financial Statements (continued)

March 31, 2025

Futures Contracts – Each Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

Notional amounts of each individual futures contract outstanding as of March 31, 2025, for each Fund, if any, are disclosed in each Fund’s Schedule of Futures Contracts.

Securities Sold Short – Each Fund may sell a security short to increase investment returns. Each Fund may also sell a security short in anticipation of a decline in the market value of a security. A short sale is a transaction in which a Fund sells a security that it does not own.

To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at market price at the time of replacement; the price may be higher or lower than the price at which the Fund sold the security. The Fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a profit if the price of the security declines between those dates.

Until the Fund replaces the borrowed security, the Fund will maintain on its books and records cash and long securities to sufficiently cover its short position on a daily basis. The collateral for the securities sold short includes the Deposits with Brokers as shown on the Statements of Assets and Liabilities and the securities held long as shown on the Schedules of Investments. Dividends and interest paid on securities sold short are recorded as an expense on the Statements of Operations.

Purchased Options – When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If

Absolute Mutual Funds

Notes to the Financial Statements (continued)

March 31, 2025

a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

The values of each individual purchased option outstanding as of March 31, 2025, for each Fund, if any, are disclosed in each Fund’s Schedule of Investments.

Written Options – When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.

The values of each individual written option outstanding as of March 31, 2025, for each Fund, if any, are disclosed in each Fund’s Schedule of Written Options.

Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or if the securities are registered to the public. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. Information regarding restricted securities held by each Fund is included in their Schedule of Investments, if applicable.

When-Issued Transactions – Each Fund may purchase securities on a forward commitment or ‘when-issued’ basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets that have a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Absolute Mutual Funds

Notes to the Financial Statements (continued)

March 31, 2025

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq

Absolute Mutual Funds

Notes to the Financial Statements (continued)

March 31, 2025

over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Valuation Designee decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board through its Pricing & Liquidity Committee. These securities will generally be categorized as Level 3 securities.

Futures contracts that a Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

Option contracts are generally traded on an exchange and are generally valued at the last trade price, as provided by a pricing service. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued

Absolute Mutual Funds

Notes to the Financial Statements (continued)

March 31, 2025

at the most recent ask price. The option contracts will generally be categorized as Level 1 securities unless the market is considered inactive or the absence of a last bid or ask price, in which case, they will be categorized as Level 2 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that a Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, the administrator, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2025:

CEF Opportunities	Valuation Inputs
Assets:	Level 1	Level 2	Level 3	Total
Closed End Funds	$5,282,944	$—	$—	$5,282,944
Mutual Funds	270,057	—	—	270,057
Rights	2	—	—	2
Money Market Funds	253,899	—	—	253,899
Total	$5,806,902	$—	$—	$5,806,902
Liabilities
Closed End Funds	$(136,423)	$—	$—	$(136,423)
Exchange-Traded Funds	(2,569,405)	—	—	(2,569,405)
Total	$(2,705,828)	$—	$—	$(2,705,828)

Absolute Mutual Funds

Notes to the Financial Statements (continued)

March 31, 2025

Capital Opportunities Fund
Assets
Common Stocks(a)	$44,349,756	$—	$5	$44,349,761
Call Options Purchased	199,144	—	—	199,144
Put Options Purchased	1,904,139	—	—	1,904,139
Money Market Funds	8,639,892	—	—	8,639,892
Total	$55,092,936	$—	$5	$55,092,936
Liabilities
Written Call Options	$(1,917,038)	$—	$—	$(1,917,038)
Written Put Options	(368,190)	—	—	(368,190)
Total	$(2,285,228)	$—	$—	$(2,285,228)

Convertible Arbitrage Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$28,787,532	$—	$—	$28,787,532
Convertible Bonds(a)	—	907,512,276	—	907,512,276
Money Market Funds	130,944,107	—	—	130,944,107
Total	$159,731,639	$907,512,276	$—	$1,067,243,915
Liabilities
Common Stocks(a)	$(351,536,047)	$—	$—	$(351,536,047)
Futures(b)	(342,075)	—	—	(342,075)
Total	$(351,878,122)	$—	$—	$(351,878,122)
Flexible Fund
Assets
Convertible Bonds(a)	$—	$27,480,405	$—	$27,480,405
Money Market Funds	665,854	—	—	665,854
Total	$665,854	$27,480,405	$—	$28,146,259
Liabilities
Common Stocks(a)	$(3,614,534)	$—	$—	$(3,614,534)
Total	$(3,614,534)	$—	$—	$(3,614,534)

(a)	Refer to Schedule of Investments for sector classifications.
(b)	The amount shown represents the net unrealized appreciation/depreciation of the futures contracts.

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when a Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management of the Funds has concluded that Level 3 investments are not material in relation to net assets.

Absolute Mutual Funds

Notes to the Financial Statements (continued)

March 31, 2025

NOTE 4 – INVESTMENTS IN AFFILIATED ISSUERS

An affiliated issuer is an entity in which a Fund has ownership of at least 5% of the voting securities or any investment managed by the Adviser. Issuers that are affiliates of a Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in a Fund owning in excess of 5% of the outstanding shares at period-end. The following tables reflect transactions during the period with entities that are affiliates as of March 31, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

CEF Opportunities
Fund	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value End of Period
Capital Opportunities Fund	$7,295,746	$—	$(7,095,768)	$200,157	$(400,135)	$—
Flexible Fund	6,867,064	—	(6,840,239)	74,094	(100,919)	—
Absolute Select Value ETF	1,197,114		(1,300,645)	166,132	(62,601)	—
Total	$15,359,924	$—	$(15,236,652)	$440,383	$(563,655)	$—

Fund	Dividend Income	Capital Gain Distributions	Shares Beginning of Period	Purchases	Sales	Shares End of Period
Capital Opportunities Fund	$—	$—	$689,579		$(689,579)	$—
Flexible Fund	—	—	670,612		(670,612)	—
Absolute Select Value ETF	7,093		39,364		(39,364)	—
Total	$7,093	$—	$1,399,555	$—	$(1,399,555)	$—

Convertible Arbitrage Fund
Fund	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value End of Period
Flexible Fund	$19,918,512	$8,426,290	$—	$—	$442,730	$28,787,532
Total	$19,918,512	$8,426,290	$—	$—	$442,730	$28,787,532

Fund	Dividend Income	Capital Gain Distributions	Shares Beginning of Period	Purchases	Sales	Shares End of Period
Flexible Fund	$1,265,849	$160,442	$1,945,167	$825,529	$—	$2,770,696
Total	$1,265,849	$160,442	$1,945,167	$825,529	$—	$2,770,696

Absolute Mutual Funds

Notes to the Financial Statements (continued)

March 31, 2025

NOTE 5. DERIVATIVE TRANSACTIONS

The Funds may invest in certain derivatives, as detailed below, to meet their respective investment objective. Each Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In some cases, a Fund could lose more than the principal amount invested by investing in a derivative instrument. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when doing so would be beneficial.

The Funds may also utilize certain derivative instruments and investment techniques for risk management or hedging purposes. There is no assurance that such risk management and hedging strategies will be successful, as such success will depend on, among other factors, the Adviser’s ability to predict the future correlation, if any, between the performance of the instruments utilized for hedging purposes and the performance of the investments being hedged.

The following paragraphs provide more information on specific types of derivatives and activity in each Fund:

The use of derivative instruments by CEF Opportunities for the fiscal year ended March 31, 2025, related to the use of purchased options and futures contracts. CEF Opportunities utilized purchased options in order to manage or enhance return (including through leverage), to obtain leverage for speculative purposes, and to implement selective hedging and to manage risk exposure. CEF Opportunities utilized futures contracts in order to generate absolute return and to implement selective hedging and to manage risk exposure.

The use of derivative instruments by Capital Opportunities Fund for the fiscal year ended March 31, 2025, related to the use of purchased options and written options. Capital Opportunities Fund utilized such options in order to manage or enhance return (including through leverage), to obtain leverage for speculative purposes, and to implement selective hedging and to manage risk exposure.

The use of derivative instruments by Convertible Arbitrage Fund for the fiscal year ended March 31, 2025, related to the use of futures contracts. Convertible Arbitrage Fund utilized futures contracts in order to generate absolute, risk-adjusted returns, to obtain leverage for speculative purposes, to gain exposure to certain asset classes (in which case the derivatives may have economic characteristics similar to those of the reference asset), and to implement selective hedging and to manage risk exposure.

A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash or underlying securities or commodities, as called for in the contract, at a specified date and at an agreed upon price. An index futures contract

Absolute Mutual Funds

Notes to the Financial Statements (continued)

March 31, 2025

involves the delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and at the price designated by the futures contract. Generally, these futures contracts are closed out prior to the expiration date of the contracts. A public market exists in futures contracts covering certain indexes, financial instruments and foreign currencies.

A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified price at any time during the term of the option.

The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the underlying security) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

The following tables identify the location and fair value of derivative instruments on the Statements of Assets and Liabilities as of March 31, 2025, and the effect of derivative instruments on the Statements of Operations for the fiscal year ended March 31, 2025.

Location of Derivatives on Statements of Assets and Liabilities

Fund	Derivatives	Asset Derivatives	Liability Derivatives	Fair Value
	Equity Price Risk:

Capital Opportunities Fund	Purchased Options	Investments in securities at fair value		$2,103,283
	Written Options		Written Options	(2,285,228)

Convertible Arbitrage Fund	Futures Contracts		Unrealized depreciation on futures	9,375

Absolute Mutual Funds

Notes to the Financial Statements (continued)

March 31, 2025

For the fiscal year ended March 31, 2025:

Fund	Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Equity Risk Exposure:	Net Realized gain and change in unrealized appreciation (depreciation) on investments

CEF Opportunities	Purchased Options		$(85,856)	$65,701
	Futures Contracts		(204,235)	(36,760)
Capital Opportunities Fund	Purchased Options		(5,168,940)	(1,582,096)
	Written Options		1,232,191	2,397,230
Convertible Arbitrage Fund	Futures Contracts		332,479	(250,668)

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of March 31, 2025:

Fund	Derivatives	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statement of Assets and Liabilties
Capital Opportunities Fund	Written Options	$2,285,228	$—

	Gross Amounts Not Offset in Statement of Assets and Liabilities
Net Amounts of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
$2,285,228	$(2,285,228)	$—	$—

The notional value of the derivative instruments outstanding as of March 31, 2025 as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Absolute Mutual Funds

Notes to the Financial Statements (continued)

March 31, 2025

NOTE 6. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Pursuant to an investment management agreement, the Adviser receives a management fee from CEF Opportunities, Capital Opportunities Fund, Convertible Arbitrage Fund and Flexible Fund at an annual rate of 1.40%, 1.40%, 1.00% and 1.40%, respectively, of such Fund’s average daily net assets.

Any sub-advisory fee, calculated as a percentage of a Fund’s average daily net assets managed by a subadviser, is paid by the Adviser out of the fees it receives pursuant to the management agreement.

The Trust and the Adviser assumed the expense limitation agreements that were in effect for each Predecessor Fund. The Adviser has contractually agreed to waive its management fee and/or reimburse certain CEF Opportunities’ operating expenses, but only to the extent necessary so that the CEF Opportunities’ total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.79% of CEF Opportunities’ average daily net assets. The contractual agreement is in place through at least July 31, 2026 and may not be terminated prior to this date except by the Board upon sixty (60) days’ written notice to the Adviser. The Adviser waived fees of $163,183 for CEF Opportunities Fund for the fiscal year ended March 31, 2025. During the fiscal year ended March 31, 2025, CEF Opportunities invested in Absolute Select Value ETF, Capital Opportunities Fund, and Flexible Fund. As of March 31, 2025, CEF Opportunities owned 0% of Absolute Select Value ETF. The Adviser has agreed to waive its investment management fees related to any Fund assets invested in pooled vehicles sponsored by the Adviser. For the fiscal year ended March 31, 2025, the Adviser waived fees of $17,449 related to these pooled vehicles sponsored by Absolute and this waiver is not subject to recoupment.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund’s total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative

Absolute Mutual Funds

Notes to the Financial Statements (continued)

March 31, 2025

instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.48% of Capital Opportunities Fund’s average daily net assets and 1.48% of Flexible Fund’s average daily net assets. The contractual agreement is in place through at least July 31, 2026 and may only be waived by the Board upon sixty (60) days’ written notice to the Adviser. The Adviser waived fees of $173,646 and $157,720 for Capital Opportunities Fund and Flexible Fund, respectively, for the fiscal year ended March 31, 2025.

The Adviser has also contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Convertible Arbitrage Fund’s total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.20% and 1.45% of Convertible Arbitrage Fund’s average daily net assets of the Institutional Shares and Investor Shares, respectively, through at least July 31, 2026. The contractual agreement may not be terminated prior to this date except by the Board upon sixty (60) days’ written notice to the Adviser. The Adviser recouped fees of $569,348 for Convertible Arbitrage Fund for the fiscal year ended March 31, 2025. In addition, the Adviser has agreed to waive its investment management fees related to any Fund assets invested in pooled vehicles sponsored by Absolute. As of March 31, 2025, Convertible Arbitrage Fund owned approximately 99.6% of Flexible Fund. For the fiscal year ended March 31, 2025, the Adviser waived management fees of $273,156 for Convertible Arbitrage Fund related to this investment in a pooled vehicle sponsored by the Adviser and this waiver is not subject to recoupment.

The expense caps may only be raised with the consent of the Board. The Adviser may recoup from a Fund fees waived (other than advisory fees waived by the Adviser related to the Funds’ investments in other pooled vehicles sponsored by the Adviser) and expenses reimbursed by the Adviser pursuant to the expense caps in the three years following the date the particular waiver/expense payment occurred in connection with a Fund or its

Absolute Mutual Funds

Notes to the Financial Statements (continued)

March 31, 2025

predecessor fund, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the expense cap apply. As of March 31, 2025, $163,183, $584,647, $2,249,783 and $464,381 for CEF Opportunities, Capital Opportunities Fund, Convertible Arbitrage Fund, and Flexible Fund, respectively, is subject to recapture by the Adviser. Other waivers are not eligible for recoupment.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter. The Trust has adopted a Rule 12b-1 plan under which the Convertible Arbitrage Fund pays the Distributor a fee up to 0.25% of the average daily net assets of Investor Shares of Convertible Arbitrage Fund for distribution services and/or the servicing of shareholder accounts.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees”, which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings. Beginning in May 2024, the interested Trustee began receiving the same compensation as the Independent Trustees.

Absolute Mutual Funds

Notes to the Financial Statements (continued)

March 31, 2025

NOTE 7. INVESTMENT TRANSACTIONS

For the fiscal year ended March 31, 2025, purchases and sales of investment securities, other than short-term investments, were as follows:

Fund	Purchases	Sales
CEF Opportunities	$4,964,473	$17,388,638
Capital Opportunities Fund	11,147,812	24,476,866
Convertible Arbitrage Fund	168,711,311	128,892,033
Flexible Fund	12,072,098	10,718,476

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended March 31, 2025.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2025, Absolute Convertible Arbitrage Fund owned 99.58% of the Flexible Fund’s outstanding shares. As a result, Absolute Convertible Arbitrage Fund may be deemed to control the Flexible Fund.

NOTE 9. FEDERAL INCOME TAX

At March 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments, including derivative instruments, for tax purposes was as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation) on Investments	Tax Cost of Investments
CEF Opportunities	$100,972	$(250,212)	$(149,240)	$3,268,915
Capital Opportunities Fund	17,707,292	(4,063,294)	13,643,998	42,006,161
Convertible Arbitrage Fund	123,168,245	(100,375,300)	22,792,945	692,914,923
Flexible Fund	1,153,120	(817,626)	335,494	24,196,231

The tax character of distributions for the fiscal year ended March 31, 2025, were as follows:

	Distributions Paid From:
Fund	Ordinary Income(a)	Long-Term Capital Gains	Total Distributions Paid
CEF Opportunities	$242,097	$—	$242,097
Capital Opportunities Fund	551,884	—	551,884
Convertible Arbitrage Fund	46,383,014	—	46,383,014
Flexible Fund	1,447,041	—	1,447,041

Absolute Mutual Funds

Notes to the Financial Statements (continued)

March 31, 2025

The tax character of distributions for the fiscal year ended March 31, 2024, were as follows:

	Distributions Paid From:
Fund	Ordinary Income(a)	Long-Term Capital Gains	Total Distributions Paid
CEF Opportunities	$178,897	$—	$178,897
Capital Opportunities Fund	56,191	—	56,191
Convertible Arbitrage Fund	36,463,135	—	36,463,135
Flexible Fund	1,469,230	280,364	1,749,594

(a) Short-term capital gain distributions are treated as ordinary income for tax purposes.

At March 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation) on Investments	Total Accumulated Earnings (Deficit)
CEF Opportunities	$3,632	$—	$(39,592,826)	$(149,240)	$(39,738,436)
Capital Opportunities Fund	—	—	(27,757,717)	13,643,998	(14,113,719)
Convertible Arbitrage Fund	—	27,940,357	(10,713,427)	22,792,945	40,019,875
Flexible Fund	505,062	—	—	335,494	840,556

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to return of capital on equity securities, convertible bond deemed dividends, wash sales, mark to market on futures contracts, constructive sales, convertible bond premium amortization, straddles, cover loss deferrals, contingent payment debt instruments and deferred business interest expense.

As of March 31, 2025, CEF Opportunities and Capital Opportunities Fund had $38,482,163 and $27,757,717 of available short-term capital loss carryforwards, respectively, and CEF Opportunities had $1,110,664 of available long-term capital loss carryforwards not subject to expiration.

During the fiscal year ended March 31, 2025, CEF Opportunities Fund and Convertible Arbitrage Fund utilized $356,606 and $2,359,952 of long-term capital loss carryforwards, respectively, and Capital Opportunities Fund utilized $1,025,292 of short-term capital loss carryforwards.

For tax purposes, the current deferred post October short-term and long-term losses are $10,713,427 for Convertible Arbitrage Fund. These losses were recognized for tax purposes on the first business day of Convertible Arbitrage Fund’s current fiscal year, April 1, 2025.

Absolute Mutual Funds

Notes to the Financial Statements (continued)

March 31, 2025

NOTE 10. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

Each Fund may invest a significant portion of its assets in shares of one or more investment companies. Each Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of March 31, 2025, CEF Opportunities had 97.26% of the value of its net assets and Convertible Arbitrage Fund had 14.38% of the value of its net assets invested in a investment companies. The financial statements of these mutual funds can be found at www.sec.gov and should be read in conjunction with each Fund’s financial statements.

NOTE 11. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 12. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Absolute Mutual Funds and

Board of Trustees of Unified Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, securities sold short, futures contracts, and written options of Absolute Mutual Funds, comprising the funds listed below (the “Funds”), each a series of Unified Series Trust, as of March 31, 2025, the related statements of operations, the statements of changes in net assets, the financial highlights, and the related notes for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Absolute CEF Opportunities Fund (formerly Absolute Strategies Fund), Absolute Capital Opportunities Fund, Absolute Convertible Arbitrage Fund	For the year ended March 31, 2025	For the years ended March 31, 2025 and 2024	For the years ended March 31, 2025, 2024, and 2023
Absolute Flexible Fund	For the year ended March 31, 2025	For the years ended March 31, 2025 and 2024	For the years ended March 31, 2025, 2024 and the period from June 30, 2022 (commencement of operations) through March 31, 2023

The Funds’ financial highlights for the years ended March 31, 2022, and prior, were audited by other auditors whose report dated May 27, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

Report of Independent Registered Public Accounting Firm (continued)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Cleveland, Ohio

May 30, 2025

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Funds designate the following percentage or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Fund
CEF Opportunities	7.58%
Capital Opportunities Fund	100%
Convertible Arbitrage Fund	—%
Flexible Fund	—%

Qualified Business Income. The Funds designate the following percentage of ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Fund
CEF Opportunities	—%
Capital Opportunities Fund	—%
Convertible Arbitrage Fund	—%
Flexible Fund	—%

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Funds’ dividend distribution that qualifies under tax law. For the Funds’ calendar year 2023 ordinary income dividends, the following percentage qualifies for the corporate dividends received deduction.

Fund
CEF Opportunities	9.77%
Capital Opportunities Fund	100%
Convertible Arbitrage Fund	—%
Flexible Fund	—%

The Funds designate the following amounts as long-term capital gains distributions. The amounts designated may not agree with long-term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares.

Fund
CEF Opportunities	$—
Capital Opportunities Fund	—
Convertible Arbitrage Fund	—
Flexible Fund	—

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

This page is intentionally left blank.

This page is intentionally left blank.

Proxy Voting (Unaudited)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (888) 992-2765 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

Absolute Select Value ETF (ABEQ)

NYSE Arca, Inc.

Annual Financial Statements

and Additional Information

March 31, 2025

Fund Adviser:

Absolute Investment Advisers LLC

82 South Barrett Square, Unit 4G

Rosemary Beach, FL 32461

1-833-267-3383

Absolute Select Value ETF

Schedule of Investments

March 31, 2025

Common Stocks — 76.11%	Shares	Fair Value
Canada — 15.30%
Energy — 5.43%
Enbridge, Inc.	118,811	$5,264,516

Materials — 9.87%
Agnico Eagle Mines Ltd.	39,110	4,239,915
Franco-Nevada Corp.	33,865	5,335,769
		9,575,684
Total Canada		14,840,200

Ireland — 4.39%
Health Care — 4.39%
Medtronic PLC	47,412	4,260,442
Total Ireland		4,260,442

United Kingdom — 7.09%
Consumer Staples — 7.09%
Diageo PLC - ADR	8,642	905,595
Unilever PLC - ADR	100,196	5,966,672
		6,872,267
Total United Kingdom		6,872,267

United States — 49.33%
Communications — 3.11%
Comcast Corp., Class A	81,838	3,019,822

Consumer Staples — 3.13%
Hershey Co. (The)	17,760	3,037,493

Energy — 15.68%
Berkshire Hathaway, Inc., Class B(a)	22,600	12,036,307
EOG Resources, Inc.	24,743	3,173,042
		15,209,349
Financials — 12.22%
CME Group, Inc.	5,100	1,352,979
Loews Corp.	74,021	6,803,270
Travelers Companies, Inc. (The)	13,980	3,697,151
		11,853,400
Health Care — 2.84%
GE HealthCare Technologies, Inc.	34,150	2,756,247

Industrials — 2.48%
Honeywell International, Inc.	11,350	2,403,363

Materials — 6.67%
Corteva, Inc.	46,223	2,908,813
DuPont de Nemours, Inc.	22,951	1,713,981
International Flavors & Fragrances, Inc.	23,740	1,842,461
		6,465,255

See accompanying notes which are an integral part of these financial statements.

1

Absolute Select Value ETF

Schedule of Investments (continued)

March 31, 2025

Common Stocks — 76.11% (continued)	Shares	Fair Value
United States — 49.33% (continued)
Technology — 1.96%
Cisco Systems, Inc.	30,805	$1,900,977

Utilities — 1.24%
UGI Corp.	36,515	1,207,551
Total United States		47,853,457

Total Common Stocks (Cost $61,062,840)		$73,826,366

	Principal
U.S. Government & Agencies — 21.38%	Amount
United States Treasury Bill 4.47%, 4/17/2025	$3,000,000	2,994,341
United States Treasury Bill 4.22%, 10/2/2025	3,000,000	2,937,673
United States Treasury Note 2.88%, 5/31/2025	3,000,000	2,992,545
United States Treasury Note 2.88%, 6/15/2025	3,000,000	2,991,037
United States Treasury Note 0.25%, 8/31/2025	3,000,000	2,951,526
United States Treasury Note 0.25%, 10/31/2025	3,000,000	2,932,784
United States Treasury Note 1.63%, 2/15/2026	3,000,000	2,936,150
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $20,731,763)		20,736,056

Total Investments — 97.49% (Cost $81,794,603)		94,562,422

Other Assets in Excess of Liabilities — 2.51%		2,438,736

Net Assets — 100.00%		$97,001,158

(a)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

2

Absolute Select Value ETF

Statement of Assets and Liabilities

March 31, 2025

Assets
Investments in securities, at fair value (cost $81,794,603)	$94,562,422
Cash	2,268,413
Dividends and interest receivable	120,564
Tax reclaims receivable	151,037
Prepaid expenses	969
Total Assets	97,103,405

Liabilities
Payable to Adviser, net of waiver	49,549
Payable to affiliates	15,618
Other accrued expenses	37,080
Total Liabilities	102,247
Net Assets	$97,001,158

Net Assets consist of:
Paid-in capital	$85,398,828
Accumulated earnings	11,602,330
Net Assets	$97,001,158
Shares outstanding (unlimited number of shares authorized, no par value)	2,850,000
Net asset value per share	$34.04

See accompanying notes which are an integral part of these financial statements.

3

Absolute Select Value ETF

Statement of Operations

For the year ended March 31, 2025

Investment Income
Dividend income (net of foreign taxes withheld of $73,720)	$1,537,864
Interest income	692,626
Total investment income	2,230,490

Expenses
Adviser	751,878
Administration	67,252
Audit and tax	25,847
Legal	23,614
Trustee	21,097
Report printing	14,614
Compliance services	13,974
Custodian	11,586
Transfer agent	9,702
Insurance	3,740
Pricing	1,286
Miscellaneous	38,526
Total expenses	983,116
Fees waived by Adviser	(230,978)
Net operating expenses	752,138
Net investment income	1,478,352

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	5,009,986
Foreign currency translations	(209)
Change in unrealized appreciation (depreciation) on:
Investment securities	5,163,733
Foreign currency translations	(4,517)
Net realized and unrealized gain (loss) on investment securities and foreign currency translations	10,168,993
Net increase in net assets resulting from operations	$11,647,345

See accompanying notes which are an integral part of these financial statements.

4

Absolute Select Value ETF

Statements of Changes in Net Assets

	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,478,352	$1,516,759
Net realized gain on investment securities and foreign currency translations	5,009,777	3,209,983
Change in unrealized appreciation on investment securities	5,159,216	3,552,710
Net increase in net assets resulting from operations	11,647,345	8,279,452

Distributions to Shareholders From:
Earnings	(1,295,917)	(2,282,145)
Total distributions	(1,295,917)	(2,282,145)

Capital Transactions
Proceeds from shares sold	20,301,010	7,160,222
Amount paid for shares redeemed	(18,692,714)	(19,051,547)
Net increase (decrease) in net assets resulting from capital transactions	1,608,296	(11,891,325)
Total Increase (Decrease) in Net Assets	11,959,724	(5,894,018)

Net Assets
Beginning of year	$85,041,434	$90,935,452
End of year	$97,001,158	$85,041,434

Share Transactions
Shares sold	625,000	250,000
Shares redeemed	(575,000)	(700,000)
Net increase (decrease) in shares outstanding	50,000	(450,000)

See accompanying notes which are an integral part of these financial statements.

5

Absolute Select Value ETF

Financial Highlights

(For a share outstanding during each year)

	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Selected Per Share Data:
Net asset value, beginning of period	$30.37	$27.98	$29.88	$26.22	$20.14

Investment operations:
Net investment income	0.53	0.51	0.56	0.22	0.13
Net realized and unrealized gain (loss) on investments	3.61	2.62	(2.13)	3.61	6.10
Total from investment operations	4.14	3.13	(1.57)	3.83	6.23

Less distributions to shareholders from:
Net investment income	(0.47)	(0.74)	(0.33)	(0.17)	(0.15)
Total distributions	(0.47)	(0.74)	(0.33)	(0.17)	(0.15)
Net asset value, end of period	$34.04	$30.37	$27.98	$29.88	$26.22
Market price, end of period	$34.08	$30.41	$27.94	$29.92	$26.23

Total Return(a)	13.79%	11.40%	(5.22)%	14.66%	31.02%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$97,001	$85,041	$90,935	$64,243	$45,887
Ratio of net expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets before waiver and reimbursement	1.11%	1.13%	1.16%	1.24%	1.51%
Ratio of net investment income to average net assets	1.67%	1.73%	2.30%	0.85%	0.58%
Portfolio turnover rate(b)	20%	18%	24%	23%	36%

(a)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(b)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

6

Absolute Select Value ETF

Notes to the Financial Statements

March 31, 2025

NOTE 1. ORGANIZATION

Absolute Select Value ETF (the “Fund”) was organized as a non-diversified series of Unified Series Trust (the “Trust”) on August 20, 2019, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Absolute Investment Advisers LLC (the “Adviser”). The Adviser has retained St. James Investment Company, LLC (the “Sub-Adviser”) to serve as Sub-Adviser to the Fund. The Fund’s investment objective is to seek positive absolute returns.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Non-Diversification Risk – The Fund is non-diversified, which means it may invest a greater percentage of its assets in a fewer number of securities as compared to other exchange-traded funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other funds, and the poor performance of an individual security in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

7

Absolute Select Value ETF

Notes to the Financial Statements (continued)

March 31, 2025

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statement of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the fiscal year ended March 31, 2025, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the fiscal year ended March 31, 2025, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific

8

Absolute Select Value ETF

Notes to the Financial Statements (continued)

March 31, 2025

identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, at least annually. The Fund intends to distribute its net realized long-term and short-term capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

For the fiscal year ended March 31, 2025, the Fund made the following reclassifications to increase (decrease) the components of net assets:

Paid-In Capital	Accumulated Earnings (Deficit)
$4,647,659	$(4,647,659)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data

9

Absolute Select Value ETF

Notes to the Financial Statements (continued)

March 31, 2025

and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing &

10

Absolute Select Value ETF

Notes to the Financial Statements (continued)

March 31, 2025

Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

11

Absolute Select Value ETF

Notes to the Financial Statements (continued)

March 31, 2025

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$73,826,366	$—	$—	$73,826,366
U.S. Government & Agencies	—	20,736,056	—	20,736,056
Total	$73,826,366	$20,736,056	$—	$94,562,422

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 0.85% of the Fund’s average daily net assets. For the fiscal year ended March 31, 2025, before the waiver described below, the Adviser earned a management fee of $751,878 from the Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through July 31, 2025 so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 0.85% of the Fund’s average daily net assets through July 31, 2024. For the fiscal year ended March 31, 2025, the Adviser waived fees of $230,978. At March 31, 2025, the Fund owed the Adviser $49,549.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date in which that particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the

12

Absolute Select Value ETF

Notes to the Financial Statements (continued)

March 31, 2025

annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of March 31, 2025, the Adviser may seek repayment of management fees waived and expense reimbursements pursuant to the aforementioned conditions, from the Fund no later than the dates stated below:

Recoverable Through
March 31, 2026	$237,336
March 31, 2027	244,681
March 31, 2028	230,978

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities. One Trustee is a former employee of Ultimus who is not currently paid by the Fund for serving in such capacity.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Independent Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Independent Trustees also receive additional fees for attending any special meeting. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

13

Absolute Select Value ETF

Notes to the Financial Statements (continued)

March 31, 2025

NOTE 5. INVESTMENT TRANSACTIONS

For the fiscal year ended March 31, 2025, purchases and sales of investment securities, other than short-term investments, were $15,092,625 and $23,728,446, respectively.

For the fiscal year ended March 31, 2025, there were no purchases and sales of long-term U.S. government obligations.

For the fiscal year ended March 31, 2025, purchases and sales for in-kind transactions were $15,471,498 and $14,455,648, respectively.

For the fiscal year ended March 31, 2025, the Fund had in-kind net realized gains of $4,619,537.

NOTE 6. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge”, and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets. For the fiscal year ended March 31, 2025, the Fund received $3,250 and $0 in fixed fees and variable fees, respectively. The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$250	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

14

Absolute Select Value ETF

Notes to the Financial Statements (continued)

March 31, 2025

NOTE 7. FEDERAL TAX INFORMATION

At March 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$13,713,613
Gross unrealized depreciation	(965,731)
Net unrealized appreciation on investments	$12,747,882
Tax cost of investments	$81,814,540

The tax character of distributions paid for the fiscal years ended March 31, 2025 and March 31, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income(a)	$1,295,917	$2,282,145
Total distributions paid	$1,295,917	$2,282,145

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At March 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$342,517
Accumulated capital and other losses	(1,482,695)
Unrealized appreciation on investments	12,742,508
Total accumulated earnings	$11,602,330

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

At March 31, 2025, the Fund had $1,482,695 short-term capital loss carryforwards for federal income tax purposes available to offset future capital gains. These capital loss carryforwards do not expire. At March 31, 2025, the Fund did not utilize any capital loss carryforwards.

15

Absolute Select Value ETF

Notes to the Financial Statements (continued)

March 31, 2025

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

16

Report of Independent Registered Public Accounting Firm

To the Shareholders of Absolute Select Value ETF and

Board of Trustees of Unified Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Absolute Select Value ETF, (the “Fund”), a series of Unified Series Trust, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2020.

COHEN & COMPANY, LTD.

Cleveland, Ohio

May 30, 2025

17

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates approximately 100% or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a reduced tax rate.

Qualified Business Income. The Fund designates approximately 0% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s calendar year 2025 ordinary income dividends, 49.47% qualifies for the corporate dividends received deduction.

18

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

19

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (833) 267-3383 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

DEAN FUNDS

Dean Small Cap Value Fund

Dean Mid Cap Value Fund

Dean Equity Income Fund

Annual Financial Statements

and Additional Information

March 31, 2025

Dean Small Cap Value Fund

Schedule of Investments

March 31, 2025

COMMON STOCKS — 99.21%	Shares	Fair Value
Communications — 1.23%
TEGNA Inc.	122,044	$2,223,642

Consumer Discretionary — 13.57%
Carter’s, Inc.	77,181	3,156,703
Columbia Sportswear Co.	35,295	2,671,479
Johnson Outdoors, Inc., Class A	89,726	2,228,793
Leggett & Platt, Inc.	160,954	1,273,146
Malibu Boats, Inc., Class A(a)	37,064	1,137,124
Papa John’s International, Inc.	87,812	3,607,317
Rush Enterprises, Inc., Class A	58,471	3,122,936
Silgan Holdings, Inc.	83,323	4,259,472
Standard Motor Products, Inc.	95,467	2,379,992
Winnebago Industries, Inc.	21,410	737,789
		24,574,751
Consumer Staples — 5.07%
Boston Beer Co., Inc., Class A(a)	5,953	1,421,814
Fresh Del Monte Produce, Inc.	39,122	1,206,131
John B. Sanfilippo & Son, Inc.	37,292	2,642,512
SpartanNash Co.	121,194	2,455,390
Spectrum Brands Holdings, Inc.	20,244	1,448,458
		9,174,305
Energy — 6.47%
Helmerich & Payne, Inc.	161,128	4,208,664
Innovex International, Inc.(a)	213,747	3,838,896
World Kinect Corp.	129,512	3,672,960
		11,720,520
Financials — 21.01%
1st Source Corp.	61,099	3,654,331
Camden National Corp.	65,370	2,645,524
Cathay General Bancorp	58,683	2,525,129
Diamond Hill Investment Group, Inc.	14,531	2,075,608
Employers Holdings, Inc.	66,975	3,391,614
Federated Hermes, Inc., Class B	35,429	1,444,440
First Financial Corp.	60,810	2,978,474
Fulton Financial Corp.	99,475	1,799,503
Great Southern Bancorp, Inc.	40,823	2,260,370
Independent Bank Corp.	59,959	3,756,431
PROG Holdings, Inc.	58,896	1,566,634
QCR Holdings, Inc.	45,288	3,229,940
S&T Bancorp, Inc.	62,510	2,315,996
Safety Insurance Group, Inc.	29,342	2,314,497
Simmons First National Corp., Class A	101,925	2,092,520
		38,051,011
Health Care — 3.42%
Conmed Corp.	41,461	2,503,829
Patterson Companies, Inc.	51,454	1,607,423

See accompanying notes which are an integral part of these financial statements.

1

Dean Small Cap Value Fund

Schedule of Investments (continued)

March 31, 2025

COMMON STOCKS — 99.21% - continued	Shares	Fair Value
Health Care — 3.42% - continued
Perrigo Co. PLC	74,417	$2,086,653
		6,197,905
Industrials — 21.93%
Advanced Energy Industries, Inc.	49,753	4,741,959
Air Transport Services Group, Inc.(a)	113,539	2,547,815
Alamo Group, Inc.	27,428	4,887,943
Astec Industries, Inc.	60,439	2,082,124
Bel Fuse, Inc., Class B	48,254	3,612,294
Brady Corp., Class A	18,498	1,306,699
Columbus McKinnon Corp.	120,304	2,036,747
Douglas Dynamics, Inc.	96,955	2,252,265
ESCO Technologies, Inc.	24,664	3,924,535
Franklin Covey Co.(a)	40,352	1,114,522
Hackett Group, Inc. (The)	113,297	3,310,539
Healthcare Services Group, Inc.(a)	91,817	925,515
Heartland Express, Inc.	262,374	2,419,088
Kennametal, Inc.	54,431	1,159,380
Werner Enterprises, Inc.	116,729	3,420,160
		39,741,585
Materials — 2.75%
Huntsman Corp.	52,943	835,970
Minerals Technologies, Inc.	33,905	2,155,342
Orion S.A.	64,637	835,756
Stepan Co.	20,837	1,146,868
		4,973,936
Real Estate — 4.45%
Broadstone Net Lease, Inc.	236,009	4,021,593
Cousins Properties, Inc.	55,108	1,625,686
Getty Realty Corp.	76,969	2,399,893
		8,047,172
Technology — 10.38%
Cohu, Inc.(a)	49,488	727,968
CSG Systems International, Inc.	80,371	4,860,034
Harmonic, Inc.(a)	204,966	1,965,624
Maximus, Inc.	74,233	5,061,949
Verra Mobility Corp., Class A(a)	40,185	904,564
Viavi Solutions, Inc.(a)	214,109	2,395,880
Vishay Intertechnology, Inc.	181,791	2,890,477
		18,806,496
Utilities — 8.93%
American States Water Co.	20,837	1,639,455
Avista Corp.	67,826	2,839,875
Northwest Natural Holding Co.	27,641	1,180,824
Northwestern Energy Group, Inc.	43,162	2,497,785
ONE Gas, Inc.	29,554	2,233,987
Portland General Electric Co.	32,744	1,460,382

See accompanying notes which are an integral part of these financial statements.

2

Dean Small Cap Value Fund

Schedule of Investments (continued)

March 31, 2025

COMMON STOCKS — 99.21% - continued	Shares	Fair Value
Utilities — 8.93% - continued
Spire, Inc.	55,281	$4,325,738
		16,178,046

Total Common Stocks/Investments — 99.21% (Cost $186,205,465)		179,689,369

Other Assets in Excess of Liabilities — 0.79%		1,422,181

NET ASSETS — 100.00%		$181,111,550

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

3

Dean Mid Cap Value Fund

Schedule of Investments

March 31, 2025

COMMON STOCKS — 97.42%	Shares	Fair Value
Communications — 2.94%
Omnicom Group, Inc.	30,216	$2,505,209
Take-Two Interactive Software, Inc.(a)	13,363	2,769,481
		5,274,690
Consumer Discretionary — 9.53%
AutoZone, Inc.(a)	963	3,671,707
BorgWarner, Inc.	96,067	2,752,320
Hasbro, Inc.	35,273	2,168,937
Lithia Motors, Inc., Class A	7,343	2,155,464
PulteGroup, Inc.	20,565	2,114,082
Skechers U.S.A., Inc., Class A(a)	32,744	1,859,204
Yum China Holdings, Inc.	46,107	2,400,330
		17,122,044
Consumer Staples — 10.32%
BJ’s Wholesale Club Holdings, Inc.(a)	32,624	3,722,398
Campbell Soup Co.	61,877	2,470,130
Casey’s General Stores, Inc.	6,742	2,926,298
Conagra Brands, Inc.	134,951	3,599,143
Dollar General Corp.	35,754	3,143,849
US Foods Holding Corp.(a)	40,900	2,677,314
		18,539,132
Energy — 4.48%
Baker Hughes Co., Class A	64,165	2,820,052
Coterra Energy, Inc.	87,399	2,525,831
Permian Resources Corp., Class A	194,902	2,699,393
		8,045,276
Financials — 16.85%
Ameriprise Financial, Inc.	5,899	2,855,765
Assurant, Inc.	17,456	3,661,396
Bank of New York Mellon Corp. (The)	55,025	4,614,947
Hartford Financial Services Group, Inc. (The)	27,688	3,425,836
Prosperity Bancshares, Inc.	50,441	3,599,974
Raymond James Financial, Inc.	19,141	2,658,876
Regions Financial Corp.	126,894	2,757,407
Reinsurance Group of America, Inc.	15,530	3,057,857
W.R. Berkley Corp.	51,524	3,666,448
		30,298,506
Health Care — 9.38%
Encompass Health Corp.	38,553	3,904,649
Jazz Pharmaceuticals PLC(a)	27,929	3,467,385
Molina Healthcare, Inc.(a)	9,129	3,007,001
Quest Diagnostics, Inc.	19,382	3,279,434
Zimmer Biomet Holdings, Inc.	28,320	3,205,258
		16,863,727
Industrials — 13.22%
AGCO Corp.	27,568	2,551,969
Dover Corp.	18,178	3,193,511

See accompanying notes which are an integral part of these financial statements.

4

Dean Mid Cap Value Fund

Schedule of Investments (continued)

March 31, 2025

COMMON STOCKS — 97.42% - continued	Shares	Fair Value
Industrials — 13.22% - continued
Gates Industrial Corp. PLC(a)	120,504	$2,218,479
ITT, Inc.	18,900	2,441,124
Knight-Swift Transportation Holdings, Inc.	50,134	2,180,328
L3Harris Technologies, Inc.	16,252	3,401,706
Littelfuse, Inc.	13,392	2,634,742
Regal Rexnord Corp.	16,877	1,921,446
Republic Services, Inc.	13,242	3,206,683
		23,749,988
Materials — 3.30%
Avery Dennison Corp.	15,650	2,785,231
International Flavors & Fragrances, Inc.	40,569	3,148,560
		5,933,791
Real Estate — 7.66%
AvalonBay Communities, Inc.	13,222	2,837,706
CBRE Group, Inc., Class A(a)	20,225	2,645,026
Regency Centers Corp.	40,068	2,955,416
STAG Industrial, Inc.	75,320	2,720,558
Weyerhaeuser Co.	88,973	2,605,129
		13,763,835
Technology — 8.13%
Arrow Electronics, Inc.(a)	27,838	2,890,420
Broadridge Financial Solutions, Inc.	11,798	2,860,543
Global Payments, Inc.	28,651	2,805,506
Microchip Technology, Inc.	47,552	2,301,992
SS&C Technologies Holdings, Inc.	44,933	3,753,253
		14,611,714
Utilities — 11.61%
Ameren Corp.	40,088	4,024,835
Atmos Energy Corp.	21,799	3,369,689
CenterPoint Energy, Inc.	110,272	3,995,155
Entergy Corp.	33,226	2,840,491
OGE Energy Corp.	71,397	3,281,406
Xcel Energy, Inc.	47,311	3,349,146
		20,860,722

Total Common Stocks/Investments — 97.42% (Cost $150,566,912)		175,063,425

Other Assets in Excess of Liabilities — 2.58%		4,637,040

NET ASSETS — 100.00%		$179,700,465

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

5

Dean Equity Income Fund

Schedule of Investments

March 31, 2025

COMMON STOCKS — 97.15%	Shares	Fair Value
Communications — 5.62%
BCE, Inc.	41,809	$959,935
Comcast Corp., Class A	38,823	1,432,569
Verizon Communications, Inc.	48,422	2,196,421
		4,588,925
Consumer Discretionary — 3.73%
Home Depot, Inc. (The)	4,835	1,771,979
LKQ Corp.	29,935	1,273,435
		3,045,414
Consumer Staples — 14.54%
Altria Group, Inc.	47,427	2,846,569
Flowers Foods, Inc.	47,924	911,035
Hershey Co. (The)	9,101	1,556,544
Kimberly-Clark Corp.	14,932	2,123,629
Mondelez International, Inc., Class A	23,820	1,616,188
PepsiCo, Inc.	14,150	2,121,651
Sysco Corp.	9,386	704,325
		11,879,941
Energy — 7.80%
Chevron Corp.	16,852	2,819,171
EOG Resources, Inc.	20,051	2,571,340
Kinder Morgan, Inc., Class P	34,415	981,860
		6,372,371
Financials — 13.92%
BlackRock, Inc.	1,635	1,547,495
Canadian Imperial Bank of Commerce	16,496	928,725
JPMorgan Chase & Co.	9,955	2,441,962
PNC Financial Services Group, Inc. (The)	9,670	1,699,696
Principal Financial Group, Inc.	17,563	1,481,790
Prudential Financial, Inc.	15,003	1,675,535
T. Rowe Price Group, Inc.	17,349	1,593,852
		11,369,055
Health Care — 9.18%
Amgen, Inc.	4,835	1,506,345
Bristol-Myers Squibb Co.	18,061	1,101,540
Johnson & Johnson	16,212	2,688,597
Merck & Co., Inc.	12,585	1,129,630
Pfizer, Inc.	42,520	1,077,457
		7,503,569
Industrials — 8.78%
Fastenal Co.	25,455	1,974,035
Illinois Tool Works, Inc.	3,840	952,358
Lockheed Martin Corp., Class B	1,778	794,250
Paychex, Inc.	8,746	1,349,333
Union Pacific Corp.	4,195	991,027
United Parcel Service, Inc., Class B	10,097	1,110,570
		7,171,573

See accompanying notes which are an integral part of these financial statements.

6

Dean Equity Income Fund

Schedule of Investments (continued)

March 31, 2025

COMMON STOCKS — 97.15% - continued	Shares	Fair Value
Materials — 4.75%
Air Products & Chemicals, Inc.	5,404	$1,593,748
PPG Industries, Inc.	11,874	1,298,422
Sonoco Products Co.	20,905	987,552
		3,879,722
Real Estate — 9.54%
American Tower Corp., Class A	6,613	1,438,989
Digital Realty Trust, Inc.	10,239	1,467,146
Essex Property Trust, Inc.	6,044	1,852,909
Lamar Advertising Co., Class A	16,212	1,844,601
Public Storage	3,982	1,191,773
		7,795,418
Technology — 5.96%
Amdocs Ltd.	13,794	1,262,151
Cisco Systems, Inc.	36,121	2,229,027
Texas Instruments, Inc.	7,679	1,379,916
		4,871,094
Utilities — 13.33%
Alliant Energy Corp.	39,107	2,516,535
American Electric Power Company, Inc.	15,287	1,670,410
Duke Energy Corp.	14,079	1,717,216
WEC Energy Group, Inc.	26,664	2,905,844
Xcel Energy, Inc.	29,437	2,083,845
		10,893,850

Total Common Stocks/Investments — 97.15% (Cost $72,972,696)		79,370,932

Other Assets in Excess of Liabilities — 2.85%		2,332,493

NET ASSETS — 100.00%		$81,703,425

See accompanying notes which are an integral part of these financial statements.

7

Dean Funds

Statements of Assets and Liabilities

March 31, 2025

	Dean Small Cap Value Fund	Dean Mid Cap Value Fund	Dean Equity Income Fund
Assets
Investments in securities at value (cost $186,205,465, $150,566,912 and $72,972,696)	$179,689,369	$175,063,425	$79,370,932
Cash and cash equivalents	1,234,850	4,729,014	2,529,710
Receivable for fund shares sold	540,972	124,391	60
Receivable for investments sold	562,213	—	—
Dividends receivable	368,642	243,245	176,950
Prepaid expenses	17,680	14,611	9,594
Total Assets	182,413,726	180,174,686	82,087,246
Liabilities
Payable for investments purchased	1,057,519	260,707	27,598
Payable for fund shares redeemed	33,959	76,774	299,179
Payable to Adviser	139,834	93,454	26,464
Payable to affiliates	24,752	19,093	14,003
Other accrued expenses	46,112	24,193	16,577
Total Liabilities	1,302,176	474,221	383,821
Net Assets	$181,111,550	$179,700,465	$81,703,425

Net Assets consist of:
Paid-in capital	$190,185,959	$146,228,421	$74,978,430
Accumulated earnings (deficit)	(9,074,409)	33,472,044	6,724,995
Net Assets	$181,111,550	$179,700,465	$81,703,425
Shares outstanding (unlimited number of shares authorized, no par value)	10,465,910	6,916,844	3,843,013
Net asset value, offering and redemption price per share	$17.30	$25.98	$21.26

See accompanying notes which are an integral part of these financial statements.

8

Dean Funds

Statements of Operations

For the year ended March 31, 2025

	Dean Small Cap Value Fund	Dean Mid Cap Value Fund	Dean Equity Income Fund
Investment Income
Dividend income (net of foreign taxes withheld of $855, $– and $29,869)	$5,370,901	$2,725,983	$3,199,939
Interest income	161,591	182,765	89,059
Total investment income	5,532,492	2,908,748	3,288,998

Expenses
Adviser	1,934,455	1,194,348	437,913
Administration	174,184	136,211	78,877
Custodian	71,791	27,486	11,693
Transfer agent	48,471	8,808	6,737
Registration	36,287	34,077	25,879
Fund accounting	35,446	28,995	20,159
Report printing	27,919	17,085	5,149
Legal	26,337	26,337	26,338
Trustee	20,681	20,681	20,681
Audit and tax preparation	19,732	19,732	19,732
Compliance services	10,208	10,208	10,208
Insurance	4,849	3,906	3,697
Pricing	1,844	1,395	1,347
Miscellaneous	70,144	36,789	25,909
Total expenses	2,482,348	1,566,058	694,319
Fees waived by Adviser	—	(209,770)	(79,889)
Net operating expenses	2,482,348	1,356,288	614,430
Net investment income	3,050,144	1,552,460	2,674,568

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	5,870,024	14,651,460	2,522,291
Net realized loss on foreign currency translations	—	—	(1,944)
Net change in unrealized appreciation (depreciation) of investment securities	(11,507,171)	(2,426,544)	3,165,498
Net change in unrealized depreciation of foreign currency	—	—	(95)
Net realized and change in unrealized gain (loss) on investments	(5,637,147)	12,224,916	5,685,750
Net increase (decrease) in net assets resulting from operations	$(2,587,003)	$13,777,376	$8,360,318

See accompanying notes which are an integral part of these financial statements.

9

Dean Funds

Statements of Changes in Net Assets

	Dean Small Cap Value Fund		Dean Mid Cap Value Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$3,050,144	$3,449,775	$1,552,460	$1,141,260
Net realized gain (loss) on investment securities transactions	5,870,024	(2,708,265)	14,651,460	5,457,017
Net change in unrealized appreciation (depreciation) of investment securities	(11,507,171)	515,241	(2,426,544)	11,986,481
Net increase (decrease) in net assets resulting from operations	(2,587,003)	1,256,751	13,777,376	18,584,758

Distributions to Shareholders From:
Earnings	(7,593,080)	(4,213,239)	(11,881,979)	(5,542,683)
Total distributions	(7,593,080)	(4,213,239)	(11,881,979)	(5,542,683)

Capital Transactions
Proceeds from shares sold	27,470,011	86,038,573	67,068,041	50,878,255
Reinvestment of distributions	6,693,837	3,759,904	9,496,926	5,463,485
Amount paid for shares redeemed	(86,382,980)	(58,114,914)	(26,166,205)	(16,444,766)
Net increase (decrease) in net assets resulting from capital transactions	(52,219,132)	31,683,563	50,398,762	39,896,974
Total Increase (Decrease) in Net Assets	(62,399,215)	28,727,075	52,294,159	52,939,049

Net Assets
Beginning of year	243,510,765	214,783,690	127,406,306	74,467,257
End of year	$181,111,550	$243,510,765	$179,700,465	$127,406,306

Share Transactions
Shares sold	1,486,406	4,837,337	2,576,204	2,143,691
Shares issued in reinvestment of distributions	339,789	210,639	355,557	238,476
Shares redeemed	(4,637,018)	(3,208,262)	(1,000,114)	(708,188)
Net increase (decrease) in shares outstanding	(2,810,823)	1,839,714	1,931,647	1,673,979

See accompanying notes which are an integral part of these financial statements.

10

Dean Funds

Statements of Changes in Net Assets (continued)

	Dean Equity Income Fund
	For the Year Ended	For the Year Ended
	March 31, 2025	March 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$2,674,568	$2,473,251
Net realized gain (loss) on investment securities transactions	2,520,347	(472,726)
Net change in unrealized appreciation of investment securities	3,165,403	4,845,309
Net increase in net assets resulting from operations	8,360,318	6,845,834

Distributions to Shareholders From:
Earnings	(4,450,931)	(2,937,770)
Total distributions	(4,450,931)	(2,937,770)

Capital Transactions
Proceeds from shares sold	12,216,854	21,174,113
Reinvestment of distributions	4,120,448	2,756,686
Amount paid for shares redeemed	(25,488,300)	(14,540,658)
Net increase (decrease) in net assets resulting from capital transactions	(9,150,998)	9,390,141
Total Increase (Decrease) in Net Assets	(5,241,611)	13,298,205

Net Assets
Beginning of year	86,945,036	73,646,831
End of year	$81,703,425	$86,945,036

Share Transactions
Shares sold	578,962	1,109,139
Shares issued in reinvestment of distributions	195,309	143,259
Shares redeemed	(1,220,481)	(757,929)
Net increase (decrease) in shares outstanding	(446,212)	494,471

See accompanying notes which are an integral part of these financial statements.

11

Dean Small Cap Value Fund

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended March 31,
	2025	2024	2023	2022	2021
Selected Per Share Data:
Net asset value, beginning of year	$18.34	$18.78	$18.13	$16.96	$9.25

Investment operations:
Net investment income	0.32	0.24	0.32	0.20	0.27
Net realized and unrealized gain (loss)	(0.65)	(0.35)	0.57	1.15	7.67
Total from investment operations	(0.33)	(0.11)	0.89	1.35	7.94

Less distributions to shareholders from:
Net investment income	(0.31)	(0.33)	(0.24)	(0.18)	(0.23)
Net realized gains	(0.40)	—	—	—	—
Total distributions	(0.71)	(0.33)	(0.24)	(0.18)	(0.23)
Net asset value, end of year	$17.30	$18.34	$18.78	$18.13	$16.96

Total Return(a)	(2.26)%	(0.56)%	4.89%	7.98%	86.33%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$181,112	$243,511	$214,784	$180,266	$169,048
Ratio of net expenses to average net assets	1.15%	1.14%	1.14%	1.13%	1.19%
Ratio of gross expenses to average net assets before waiver or recoupment	1.15%	1.14%	1.14%	1.13%	1.19%
Ratio of net investment income to average net assets	1.42%	1.60%	1.90%	1.15%	1.16%
Portfolio turnover rate	114%	81%	77%	57%	181%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See accompanying notes which are an integral part of these financial statements.

12

Dean Mid Cap Value Fund

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended March 31,
	2025	2024	2023	2022	2021
Selected Per Share Data:
Net asset value, beginning of year	$25.56	$22.49	$23.79	$22.58	$14.26

Investment operations:
Net investment income	0.22	0.23	0.29	0.19	0.16
Net realized and unrealized gain (loss)	2.06	4.12	(0.41)	2.34	8.34
Total from investment operations	2.28	4.35	(0.12)	2.53	8.50

Less distributions to shareholders from:
Net investment income	(0.23)	(0.26)	(0.21)	(0.20)	(0.18)
Net realized gains	(1.63)	(1.02)	(0.97)	(1.12)	—
Total distributions	(1.86)	(1.28)	(1.18)	(1.32)	(0.18)
Net asset value, end of year	$25.98	$25.56	$22.49	$23.79	$22.58

Total Return(a)	8.70%	19.98%	(0.50)%	11.22%	59.75%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$179,700	$127,406	$74,467	$80,380	$79,576
Ratio of net expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of gross expenses to average net assets before waiver or recoupment	0.98%	1.06%	1.08%	1.06%	1.15%
Ratio of net investment income to average net assets	0.97%	1.18%	1.25%	0.75%	1.20%
Portfolio turnover rate	34%	48%	22%	27%	65%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See accompanying notes which are an integral part of these financial statements.

13

Dean Equity Income Fund

Financial Highlights

(For a share outstanding during each period)

	For the Years Ended March 31,		For the Period Ended March 31,
	2025	2024	2023(a)
Selected Per Share Data:
Net asset value, beginning of period	$20.27	$19.41	$20.00

Investment operations:
Net investment income	0.65	0.60	0.18
Net realized and unrealized gain (loss)	1.41	0.98	(0.71)
Total from investment operations	2.06	1.58	(0.53)

Less distributions to shareholders from:
Net investment income	(0.65)	(0.71)	(0.06)
Net realized gains	(0.42)	(0.01)	—
Total distributions	(1.07)	(0.72)	(0.06)
Net asset value, end of period	$21.26	$20.27	$19.41

Total Return(b)	10.28%	8.43%	(2.66	)%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$81,703	$86,945	$73,647
Ratio of net expenses to average net assets	0.70%	0.70%	0.70	%(d)
Ratio of gross expenses to average net assets before waiver or recoupment	0.79%	0.79%	1.04	%(d)
Ratio of net investment income to average net assets	3.06%	3.21%	3.62	%(d)
Portfolio turnover rate	17%	19%	16	%(c)

(a)	For the period November 22, 2022 (commencement of operations) to March 31, 2023.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

14

Dean Funds

Notes to the Financial Statements

March 31, 2025

NOTE 1. ORGANIZATION

Dean Small Cap Value Fund (the “Small Cap Fund”), Dean Mid Cap Value Fund (the “Mid Cap Fund”) and Dean Equity Income Fund (the “Equity Income Fund”) (each a “Fund” and, collectively the “Funds”), are each organized as diversified series of Unified Series Trust (the “Trust”). The Small Cap Fund and the Mid Cap Fund were organized on November 13, 2006 and the Equity Income Fund was organized on November 15, 2022. The Funds are registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended from time to time (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Funds are each a series of the Trust currently authorized by the Board. The investment adviser to each Fund is Dean Investment Associates, LLC (“Adviser”). In addition, the Adviser has retained Dean Capital Management, LLC (“Sub-Adviser”) to serve as sub-adviser to the Funds. The Sub-Adviser is an affiliate of the Adviser. The investment objective of the Small Cap Fund and the Mid Cap Fund is long-term capital appreciation and, secondarily, dividend income. The investment objective of the Equity Income Fund is long-term capital appreciation with an income focus.

Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies,” including Accounting Standard Update 2013-08. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

15

Dean Funds

Notes to the Financial Statements (continued)

March 31, 2025

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the fiscal year ended March 31, 2025, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year ended March 31, 2025, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends

16

Dean Funds

Notes to the Financial Statements (continued)

March 31, 2025

and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

Cash and Cash Equivalents – Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statements of Assets and Liabilities. The Funds maintain cash in the bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

17

Dean Funds

Notes to the Financial Statements (continued)

March 31, 2025

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

18

Dean Funds

Notes to the Financial Statements (continued)

March 31, 2025

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that a Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2025:

Small Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$179,689,369	$—	$—	$179,689,369
Total	$179,689,369	$—	$—	$179,689,369

Mid Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	175,063,425	—	—	175,063,425
Total	$175,063,425	$—	$—	$175,063,425

Equity Income Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	79,370,932	—	—	79,370,932
Total	$79,370,932	$—	$—	$79,370,932

(a)	Refer to Schedule of Investments for sector classifications.

19

Dean Funds

Notes to the Financial Statements (continued)

March 31, 2025

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Each Fund’s investments are managed by the Adviser pursuant to the terms of a management agreement with the Trust. The Adviser has hired the Sub-Adviser to manage the Funds’ assets on a day-to-day basis. The Sub-Adviser is paid by the Adviser. In accordance with the management agreement for each Fund, the Adviser is entitled to a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.90%, 0.75% and 0.50% of the average daily net assets of the Small Cap Fund, the Mid Cap Fund, and the Equity Income Fund, respectively. For the fiscal year ended March 31, 2025, the Adviser earned management fees, before the waiver described below, of $1,934,455, $1,194,348 and $437,913 from the Small Cap Fund, the Mid Cap Fund, and the Equity Income Fund, respectively. At March 31, 2025, the Adviser was owed $139,834 from the Small Cap Fund, $93,454 from the Mid Cap Fund, and $26,464 from the Equity Income Fund.

The Adviser has contractually agreed to waive its management fee and/or to reimburse certain Fund operating expenses through July 31, 2025 for each Fund, but only to the extent necessary so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers, and other expenses that the Trustees agree have not been incurred in the ordinary course of the Funds’ business), do not exceed 1.14% of the Small Cap Fund’s average daily net assets, 0.85% of the Mid Cap Fund’s average daily net assets and 0.70% of the Equity Income Fund’s average daily net assets. For the fiscal year ended March 31, 2025, the Adviser waived fees of $209,770 and $79,889 for the Mid Cap Fund and the Equity Income Fund, respectively.

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from a Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense

20

Dean Funds

Notes to the Financial Statements (continued)

March 31, 2025

limitation in effect at the time of recoupment. As of March 31, 2025, the Adviser may seek repayment of management fees waived and expense reimbursements pursuant to the aforementioned conditions, from the Mid Cap Fund and the Equity Income Fund no later than the dates stated below:

Recoverable Through	Mid Cap Fund	Equity Income Fund
March 31, 2026	$172,518	$48,814
March 31, 2027	199,996	72,686
March 31, 2028	209,770	79,889

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees”, which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings. Beginning in May 2024, the Interested Trustee began receiving the same compensation as the Independent Trustees.

21

Dean Funds

Notes to the Financial Statements (continued)

March 31, 2025

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended March 31, 2025, purchases and sales of investment securities, other than short-term investments, were as follows:

	Purchases	Sales
Small Cap Fund	$242,307,141	$298,556,047
Mid Cap Fund	90,934,372	52,895,866
Equity Income Fund	14,667,373	26,056,263

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended March 31, 2025.

NOTE 6. FEDERAL TAX INFORMATION

At March 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Small Cap	Mid Cap	Equity Income
	Fund	Fund	Fund
Gross unrealized appreciation	$4,969,092	$29,708,768	$9,846,717
Gross unrealized depreciation	(17,340,251)	(5,349,653)	(4,089,905)
Net unrealized appreciation (depreciation)	$(12,371,159)	$24,359,115	$5,756,812
Tax cost of investments	$192,060,528	$150,704,310	$73,614,120

The tax character of distributions paid for the fiscal years ended March 31, 2025 and March 31, 2024 were as follows:

	Small Cap Fund		Mid Cap Fund
	2025	2024	2025	2024
Distributions paid from:
Ordinary income(a)	$6,525,553	$4,213,239	$1,448,631	$1,112,013
Long-term capital gains	1,067,527	—	10,433,348	4,430,670
Total distributions paid	$7,593,080	$4,213,239	$11,881,979	$5,542,683

	Equity Income Fund
	2025	2024
Distributions paid from:
Ordinary income(a)	$2,687,695	$2,931,936
Long-term capital gains	1,763,236	5,834
Total distributions paid	$4,450,931	$2,937,770

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

22

Dean Funds

Notes to the Financial Statements (continued)

March 31, 2025

At March 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Small Cap Fund	Mid Cap Fund	Equity Income Fund
Undistributed ordinary income	$740,863	$528,063	$49,847
Undistributed long-term capital gains	2,555,887	8,584,866	918,427
Unrealized appreciation (depreciation) on investments	(12,371,159)	24,359,115	5,756,721
Total accumulated earnings (deficit)	$(9,074,409)	$33,472,044	$6,724,995

The differences between book-basis and tax-basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales.

As of March 31, 2025, the funds did not have any capital loss carryforwards.

For the year ended March 31, 2025, the Small Cap Fund utilized long-term capital loss carryforwards of $1,761,600 and the Equity Income Fund utilized short-term capital loss carryforwards of $53,981.

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

23

Dean Funds

Notes to the Financial Statements (continued)

March 31, 2025

NOTE 9. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

24

Report of Independent Registered Public Accounting Firm

To the Shareholders of Dean Funds and

Board of Trustees of Unified Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Dean Funds, comprising the funds listed below (the “Funds”), each a series of Unified Series Trust, as of March 31, 2025, the related statements of operations, the statements of changes in net assets, the financial highlights, and the related notes for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Dean Mid Cap Value Fund Dean Small Cap Value Fund	For the year ended March 31, 2025	For the years ended March 31, 2025 and 2024	For the years ended March 31, 2025, 2024, 2023, 2022, and 2021
Dean Equity Income Fund	For the year ended March 31, 2025	For the year ended March 31, 2025 and 2024	For the years ended March 31, 2025, 2024 and the period from November 22, 2022 (commencement of operations) through March 31, 2023

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers. Our audits also included

25

Report of Independent Registered Public Accounting Firm (continued)

evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2007.

COHEN & COMPANY, LTD.

Cleveland, Ohio

May 30, 2025

26

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in a Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Funds designate the following percentage or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Small Cap Fund	Mid Cap Fund	Equity Income Fund
90%	100%	100%

Qualified Business Income. The Funds designate the following percentage of ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Small Cap Fund	Mid Cap Fund	Equity Income Fund
–	–	–

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Funds’ dividend distribution that qualifies under tax law. For the Funds’ calendar year 2023 ordinary income dividends, the following percentage qualifies for the corporate dividends received deduction.

Small Cap Fund	Mid Cap Fund	Equity Income Fund
100%	100%	100%

The Funds designate the following amounts as long-term capital gains distributions. The amounts designated may not agree with long-term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares.

Small Cap Fund	Mid Cap Fund	Equity Income Fund
$1,067,527	$10,433,348	$1,763,236

27

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

28

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (888) 899-8343 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Not applicable

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	June 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	June 6, 2025

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Financial Officer

Date	June 6, 2025